M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Shares		Value (Note 1)
	Common Stocks—70.2%

	Australia—4.7%
3,170	29Metals Ltd.†	$2,522
13,414	Accent Group Ltd.	21,302
5,596	Adbri Ltd.†	5,961
7,407	AGL Energy Ltd.§	39,983
2,240	Allkem Ltd.§,*	17,943
4,977	ALS Ltd.§	41,266
1,335	Altium Ltd.	34,242
23,001	Alumina Ltd.†	22,589
32,068	AMP Ltd.§	22,621
3,305	Ampol Ltd.§	67,649
2,326	Ansell Ltd.	41,354
12,134	ANZ Group Holdings Ltd.	186,915
5,584	APA Group§	37,893
2,756	Appen Ltd.†,*	5,243
1,185	ARB Corp. Ltd.†	25,238
16,116	Ardent Leisure Group Ltd.§	6,798
3,393	Aristocrat Leisure Ltd.§	84,844
978	ASX Ltd.§	42,581
15,957	Atlas Arteria Ltd.	67,481
1,672	AUB Group Ltd.	28,575
22,252	Aurizon Holdings Ltd.§	50,096
9,677	Austal Ltd.§	11,192
9,144	Australian Agricultural Co. Ltd.*	9,427
2,559	Australian Ethical Investment Ltd.§	5,141
6,809	Bank of Queensland Ltd.†	29,659
5,183	Bapcor Ltd.	22,181
56,556	Beach Energy Ltd.	53,550
4,696	Bega Cheese Ltd.	11,414
27,039	Bellevue Gold Ltd.*	23,058
6,079	Bendigo & Adelaide Bank Ltd.†	35,364
19,147	BHP Group Ltd.§	607,302
5,270	BHP Group Ltd., ADR†	334,171
12,902	BHP Group Ltd., Class DI	408,265
479	Blackmores Ltd.	22,639
5,520	BlueScope Steel Ltd.§	74,797
6,309	Boral Ltd.*	14,933
12,498	Brambles Ltd.§	112,506
18,400	Bravura Solutions Ltd.†	4,946
2,677	Breville Group Ltd.†	34,463
1,779	Brickworks Ltd.†	26,966
3,952	Capricorn Metals Ltd.*	12,511
3,785	carsales.com Ltd.§	56,358
8,204	Challenger Ltd.§	34,279
5,558	Champion Iron Ltd.	26,613
5,238	City Chic Collective Ltd.†,*	1,905
15,298	Cleanaway Waste Management Ltd.	24,420
816	Clinuvel Pharmaceuticals Ltd.†	10,574
294	Cochlear Ltd.§	46,603
6,045	Codan Ltd.†	22,130
8,123	Coles Group Ltd.§	97,940
5,271	Collins Foods Ltd.†	29,429
8,213	Commonwealth Bank of Australia†	540,765
3,187	Computershare Ltd.§	46,195

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Australia (Continued)
55,582	Cooper Energy Ltd.†,*	$5,966
34,030	Core Lithium Ltd.†,*	19,827
3,068	Corporate Travel Management Ltd.†	37,326
5,529	Costa Group Holdings Ltd.	9,592
1,552	Credit Corp. Group Ltd.†	17,737
1,055	CSL Ltd.§	203,561
9,383	CSR Ltd.	29,887
2,536	Data#3 Ltd.§	12,347
18,018	De Grey Mining Ltd.†,*	18,609
4,714	Deterra Royalties Ltd.	15,181
1,480	Dicker Data Ltd.†	8,138
4,479	Domain Holdings Australia Ltd.†	10,646
768	Domino's Pizza Enterprises Ltd.	25,815
18,120	Downer EDI Ltd.§	41,704
3,054	Eagers Automotive Ltd.†	27,740
5,248	Elders Ltd.†	30,371
9,982	Emerald Resources NL*	9,728
9,649	Endeavour Group Ltd.§	43,759
614	EQT Holdings Ltd.	10,535
7,109	Estia Health Ltd.	12,584
24,998	Evolution Mining Ltd.	51,854
1,597	EVT Ltd.†	13,049
13,551	FleetPartners Group Ltd.†,*	18,921
1,393	Flight Centre Travel Group Ltd.†,*	17,281
17,338	Fortescue Metals Group Ltd.§	260,727
20,944	G8 Education Ltd.†	16,996
10,805	Gold Road Resources Ltd.†	12,216
7,355	GrainCorp Ltd., Class A§	34,115
18,983	Grange Resources Ltd.†	9,186
2,140	GUD Holdings Ltd.†	14,103
9,346	GWA Group Ltd.†	10,242
2,555	Hansen Technologies Ltd.	7,906
13,339	Harvey Norman Holdings Ltd.†	32,049
15,902	Healius Ltd.	33,772
9,874	Helia Group Ltd.	18,938
10,290	Humm Group Ltd.†	3,064
1,033	IDP Education Ltd.†	18,954
3,676	IGO Ltd.§	31,557
6,363	Iluka Resources Ltd.	45,475
13,872	Imdex Ltd.	20,912
28,249	Incitec Pivot Ltd.§	59,255
11,778	Infomedia Ltd.	11,769
5,200	Inghams Group Ltd.	10,897
16,167	Insignia Financial Ltd.	29,706
10,177	Insurance Australia Group Ltd.§	31,958
7,725	Integral Diagnostics Ltd.†	15,206
1,626	InvoCare Ltd.†	12,877
2,867	IPH Ltd.§	14,222
3,090	IRESS Ltd.§	20,619
2,115	James Hardie Industries PLC, CDI§	45,400
1,702	JB Hi-Fi Ltd.†	48,501
2,838	Johns Lyng Group Ltd.	12,172
24,130	Karoon Energy Ltd.§,*	34,549
3,571	Kelsian Group Ltd.†	13,983

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Australia (Continued)
5,029	Lendlease Corp. Ltd.	$24,507
2,224	Lifestyle Communities Ltd.†	23,796
10,522	Link Administration Holdings Ltd.§	14,927
14,886	Lottery Corp. Ltd.§	51,131
1,516	Lovisa Holdings Ltd.	24,751
5,051	Lynas Rare Earths Ltd.*	21,575
668	Macquarie Group Ltd.§	78,692
309	Macquarie Telecom Group Ltd.§,*	12,093
3,208	Magellan Financial Group Ltd.	18,758
1,120	Mayne Pharma Group Ltd.*	2,814
1,182	McMillan Shakespeare Ltd.	11,394
25,635	Medibank Pvt Ltd.†	57,733
13,978	Metcash Ltd.†	36,111
1,307	Mineral Resources Ltd.	70,822
17,383	MMA Offshore Ltd.*	13,627
1,365	Monadelphous Group Ltd.†	11,477
39,713	Mount Gibson Iron Ltd.†,*	14,261
17,488	Myer Holdings Ltd.†	10,459
3,817	MyState Ltd.	9,206
7,649	Nanosonics Ltd.*	26,205
18,129	National Australia Bank Ltd.§	336,547
2,783	Netwealth Group Ltd.§	25,368
10,216	New Hope Corp. Ltd.†	38,986
6,467	Newcrest Mining Ltd.§	115,779
2,652	NEXTDC Ltd.†,*	18,701
9,198	nib holdings Ltd.†	43,400
932	Nick Scali Ltd.†	5,845
13,553	Nickel Industries Ltd.	8,218
30,345	Nine Entertainment Co. Holdings Ltd.†	40,200
5,875	Northern Star Resources Ltd.	48,093
12,393	NRW Holdings Ltd.§	19,943
10,138	Nufarm Ltd.§	38,869
7,566	OFX Group Ltd.*	8,263
5,115	Omni Bridgeway Ltd.*	9,115
11,530	oOh!media Ltd.§	12,571
4,231	Orica Ltd.§	43,723
13,491	Origin Energy Ltd.§	74,756
14,629	Orora Ltd.§	33,603
3,124	OZ Minerals Ltd.	58,686
42,639	Paladin Energy Ltd.*	18,715
12,923	Perenti Ltd.§,*	10,503
2,144	Perpetual Ltd.†	31,670
31,929	Perseus Mining Ltd.§	50,603
2,443	PEXA Group Ltd.†,*	22,183
20,826	Pilbara Minerals Ltd.†	55,559
1,933	Pinnacle Investment Management Group Ltd.†	10,245
16,745	Platinum Asset Management Ltd.†	19,317
2,030	Premier Investments Ltd.	35,619
573	Pro Medicus Ltd.†	24,639
1,615	PWR Holdings Ltd.§	10,822
5,039	Qantas Airways Ltd.§,*	22,386
7,535	QBE Insurance Group Ltd.§	73,589
10,685	Qube Holdings Ltd.	20,586
18,026	Ramelius Resources Ltd.†	15,231

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Australia (Continued)
1,195	Ramsay Health Care Ltd.§	$53,197
355	REA Group Ltd.†	33,085
46,395	Red 5 Ltd.†,*	4,629
1,390	Reece Ltd.†	16,257
19,727	Regis Resources Ltd.*	27,302
13,366	Reliance Worldwide Corp. Ltd.	33,121
53,656	Resolute Mining Ltd.†,*	15,134
9,216	Ridley Corp. Ltd.	13,603
3,675	Rio Tinto Ltd.§	295,901
12,006	Sandfire Resources Ltd.†,*	51,297
30,483	Santos Ltd.§	140,686
2,534	SEEK Ltd.†	40,949
3,265	Select Harvests Ltd.†	9,026
44,942	Service Stream Ltd.	19,356
2,744	Seven Group Holdings Ltd.†	42,441
62,916	Seven West Media Ltd.†,*	17,515
6,363	Sierra Rutile Holdings Ltd.†,*	1,110
22,687	Sigma Healthcare Ltd.	10,649
30,638	Silver Lake Resources Ltd.§,*	23,823
3,115	Sims Ltd.§	32,548
4,280	SmartGroup Corp. Ltd.§	18,417
7,231	Solvar Ltd.†	8,533
4,450	Sonic Healthcare Ltd.§	104,017
48,653	South32 Ltd.§	144,302
3,457	Southern Cross Media Group Ltd.§	2,013
21,630	St. Barbara Ltd.*	9,674
22,996	Star Entertainment Group Ltd.*	21,994
10,939	Steadfast Group Ltd.	42,894
7,077	Suncorp Group Ltd.§	57,382
4,830	Super Retail Group Ltd.†	40,705
24,332	Superloop Ltd.§,*	9,116
17,571	Syrah Resources Ltd.†,*	21,707
50,321	Tabcorp Holdings Ltd.	33,600
4,562	Technology One Ltd.§	44,662
24,704	Telstra Group Ltd.	69,786
32,463	Terracom Ltd.†	14,592
2,964	TPG Telecom Ltd.†	9,680
12,434	Transurban Group§	118,331
2,687	Treasury Wine Estates Ltd.§	23,571
4,434	United Malt Group Ltd.	14,123
14,458	Viva Energy Group Ltd.§,#	29,288
3,525	Webjet Ltd.†,*	16,608
6,135	Wesfarmers Ltd.	206,803
24,722	West African Resources Ltd.†,*	15,805
11,815	Westgold Resources Ltd.*	10,297
15,208	Westpac Banking Corp.§	220,604
14,291	Whitehaven Coal Ltd.	64,350
679	WiseTech Global Ltd.§	29,832
15,822	Woodside Energy Group Ltd.†	356,505
2,331	Woodside Energy Group Ltd.	52,105
1,661	Woodside Energy Group Ltd., ADR†	37,256
7,001	Woolworths Group Ltd.†	177,547
4,102	Worley Ltd.§	39,537
487	Xero Ltd.§,*	29,473

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Australia (Continued)
3,672	Yancoal Australia Ltd.†	$14,277
		10,195,963
	Austria—0.3%
616	ANDRITZ AG§	41,682
829	AT&S Austria Technologie & Systemtechnik AG§	25,574
1,157	BAWAG Group AG§,*,#	56,259
694	CA Immobilien Anlagen AG§,*	18,665
133	DO & Co. AG§,*	15,525
1,848	Erste Group Bank AG§	61,126
614	EVN AG§	13,641
1,377	FACC AG*	10,498
332	Lenzing AG	25,101
232	Mayr Melnhof Karton AG§	38,578
463	Oesterreichische Post AG	17,117
1,892	OMV AG§	86,651
552	Palfinger AG*	17,250
861	Porr AG	12,631
3,082	Raiffeisen Bank International AG§,*	47,348
127	Schoeller-Bleckmann Oilfield Equipment AG§	8,188
3,952	Telekom Austria AG§,*	29,772
4,149	UNIQA Insurance Group AG§	34,972
470	Verbund AG§	40,863
884	Vienna Insurance Group AG Wiener Versicherung Gruppe§	23,736
1,881	voestalpine AG§	64,062
1,970	Wienerberger AG§	57,134
		746,373
	Belgium—0.8%
535	Ackermans & van Haaren NV§	88,146
2,755	Ageas SA	119,098
5,568	AGFA-Gevaert NV§,*	16,306
4,798	Anheuser-Busch InBev SA§	319,939
69	Argenx SE§,*	25,625
863	Barco NV§	25,765
781	Bekaert SA§	35,331
2,798	bpost SA	15,955
105	Cie d'Entreprises CFE§,*	1,144
174	D'ieteren Group§	33,847
7,013	Deceuninck NV	19,118
105	Deme Group NV§,*	13,435
289	Elia Group SA§	38,166
1,392	Etablissements Franz Colruyt NV†	40,767
2,078	Euronav NV†	34,890
1,410	Euronav NV§	23,603
548	EVS Broadcast Equipment SA§	13,068
1,404	Exmar NV	14,776
1,400	Fagron§	23,892
799	Galapagos NV§,*	30,678
681	Gimv NV§	32,962
534	Ion Beam Applications	9,261
3,098	KBC Group NV§	212,991
242	Kinepolis Group NV†,*	12,469
9	Lotus Bakeries NV§	62,953

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Belgium (Continued)
216	Melexis NV§	$25,045
2,034	Ontex Group NV†,*	15,191
1,080	Orange Belgium SA*	17,876
2,894	Proximus SADP	27,987
207	Shurgard Self Storage Ltd.	9,903
214	Sipef NV§	14,187
1,351	Solvay SA	154,735
449	Telenet Group Holding NV§	10,225
688	Tessenderlo Group SA§,*	21,526
672	UCB SA§	60,090
2,988	Umicore SA§	101,466
281	VGP NV	25,166
		1,747,582
	Canada—7.6%
2,082	Absolute Software Corp.	16,302
5,500	Advantage Energy Ltd.*	31,783
1,679	Aecon Group, Inc.	17,057
607	Ag Growth International, Inc.	27,541
3,500	AGF Management Ltd., Class B	20,588
2,225	Agnico-Eagle Mines Ltd.	113,431
5,042	Aimia, Inc.*	13,617
1,100	Air Canada	15,586
5,909	Alamos Gold, Inc., Class A	72,141
2,348	Algonquin Power & Utilities Corp.†	19,715
4,891	Alimentation Couche-Tard, Inc.	245,907
2,174	AltaGas Ltd.	36,241
1,300	Altius Minerals Corp.	22,114
185	Altus Group Ltd.	7,856
600	Andlauer Healthcare Group, Inc.	22,642
10,436	ARC Resources Ltd.	118,375
1,389	Aritzia, Inc.*	44,573
1,300	Atco Ltd., Class I	41,669
1,053	ATS Corp.*	44,091
84	Aurora Cannabis, Inc.*	58
24,077	B2Gold Corp.	95,096
850	Badger Infrastructure Solutions Ltd.	20,553
4,435	Ballard Power Systems, Inc.†	24,703
5,067	Bank of Montreal	451,325
800	Bank of Nova Scotia†	40,288
8,200	Bank of Nova Scotia	413,003
7,506	Barrick Gold Corp.	139,374
5,083	Bausch Health Cos., Inc.	41,178
12,953	Baytex Energy Corp.*	48,592
5,066	BCE, Inc.†	226,906
708	BCE, Inc.	31,715
8,300	Birchcliff Energy Ltd.†	47,043
1,900	Bird Construction, Inc.	12,779
4,601	BlackBerry Ltd.*	21,107
1,028	Bombardier, Inc., Class B*	56,120

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Canada (Continued)
1,262	Boralex, Inc., Class A	$38,425
200	Boyd Group Services, Inc.	31,970
1,097	Brookfield Asset Management Ltd., Class A	35,909
1,680	Brookfield Corp.	54,732
3,398	Brookfield Corp., Class A†	110,741
1,075	Brookfield Infrastructure Corp., Class A	49,546
8	Brookfield Reinsurance Ltd.*	264
10	Brookfield Reinsurance Ltd., Class A*	327
385	BRP, Inc.	30,128
1,722	CAE, Inc.†,*	38,969
1,502	Cameco Corp.	39,331
1,985	Canaccord Genuity Group, Inc.	16,083
1,512	Canada Goose Holdings, Inc.*	29,098
7,662	Canadian Imperial Bank of Commerce	324,928
2,197	Canadian National Railway Co.	259,230
10,892	Canadian Natural Resources Ltd.	602,747
1,300	Canadian Pacific Railway Ltd.	100,104
584	Canadian Tire Corp. Ltd., Class A†	76,212
1,300	Canadian Utilities Ltd., Class A	36,225
1,880	Canadian Western Bank	34,442
1,876	Canfor Corp.*	30,149
700	Canopy Growth Corp.*	1,225
1,494	Capital Power Corp.	46,030
4,800	Capstone Copper Corp.*	21,665
3,000	Cardinal Energy Ltd.†	15,805
3,900	Cascades, Inc.†	31,714
1,124	CCL Industries, Inc., Class B	55,838
2,966	Celestica, Inc.†,*	38,252
15,240	Cenovus Energy, Inc.	266,006
5,235	Centerra Gold, Inc.	33,815
9,000	CES Energy Solutions Corp.	17,847
1,321	CGI, Inc.*	127,311
4,289	CI Financial Corp.	40,557
900	Cineplex, Inc.*	5,880
440	Cogeco Communications, Inc.	21,432
300	Cogeco, Inc.†	13,503
131	Colliers International Group, Inc.†	13,827
325	Colliers International Group, Inc.	34,299
2,500	Computer Modelling Group Ltd.	13,430
122	Constellation Software, Inc.	229,368
4,700	Converge Technology Solutions Corp.*	14,189
5,812	Corus Entertainment, Inc., Class B	7,397
15,131	Crescent Point Energy Corp.	106,821
4,900	Crew Energy, Inc.*	17,185
401	Definity Financial Corp.	10,465
7,600	Denison Mines Corp.*	8,266
322	Descartes Systems Group, Inc.*	25,956
2,240	Dollarama, Inc.	133,870
5,200	Doman Building Materials Group Ltd.	24,740
1,821	Dorel Industries, Inc., Class B†,*	5,282
1,100	DREAM Unlimited Corp., Class A	19,265
6,100	Dundee Precious Metals, Inc.	44,503
1,127	Dye & Durham Ltd.	14,993

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Canada (Continued)
4,100	ECN Capital Corp.	$8,494
3,501	Eldorado Gold Corp.†,*	36,266
5,162	Element Fleet Management Corp.	67,795
1,763	Emera, Inc.	72,425
2,538	Empire Co. Ltd., Class A	68,037
7,799	Enbridge, Inc.	297,419
2,415	Endeavour Mining PLC	58,199
2,894	Endeavour Silver Corp.*	11,229
2,494	Enerflex Ltd.	14,855
3,834	Enerplus Corp.	55,262
882	Enghouse Systems Ltd.†	24,962
7,100	Ensign Energy Services, Inc.*	15,970
500	EQB, Inc.	21,569
1,697	Equinox Gold Corp.*	8,740
700	ERO Copper Corp.*	12,384
700	Exchange Income Corp.	27,736
4,400	Extendicare, Inc.†	20,836
216	Fairfax Financial Holdings Ltd.	143,653
2,600	Fiera Capital Corp.	14,890
3,498	Finning International, Inc.†	87,198
2,505	First Majestic Silver Corp.†	18,061
400	First National Financial Corp.	11,282
4,971	First Quantum Minerals Ltd.	114,280
347	FirstService Corp.	48,893
2,537	Fortis, Inc.	107,844
10,041	Fortuna Silver Mines, Inc.*	38,262
714	Franco-Nevada Corp.	104,113
3,500	Freehold Royalties Ltd.	37,629
2,000	Frontera Energy Corp.*	17,255
645	George Weston Ltd.	85,475
700	GFL Environmental, Inc.	24,108
2,300	Gibson Energy, Inc.	36,759
2,349	Gildan Activewear, Inc.†	77,963
571	Gildan Activewear, Inc.	18,970
300	goeasy Ltd.	21,196
5,700	Gran Tierra Energy, Inc.*	5,061
1,406	Great-West Lifeco, Inc.	37,264
400	Guardian Capital Group Ltd., Class A	12,898
1,700	Heroux-Devtek, Inc.*	16,453
1,700	Home Capital Group, Inc.†	51,950
7,321	Hudbay Minerals, Inc.	38,406
2,098	Hydro One Ltd.#	59,734
1,352	iA Financial Corp., Inc.	85,692
3,400	IAMGOLD Corp.*	9,283
511	IGM Financial, Inc.	15,271
2,400	Imperial Oil Ltd.	121,980
1,017	Innergex Renewable Energy, Inc.	11,047
1,188	Intact Financial Corp.	170,021
1,545	Interfor Corp.*	25,173
1,600	Invesque, Inc.*	1,296
3,868	Ivanhoe Mines Ltd., Class A*	34,945
700	Jamieson Wellness, Inc.#	17,346
500	K-Bro Linen, Inc.†	10,314

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Canada (Continued)
2,067	Karora Resources, Inc.*	$6,944
7,152	Kelt Exploration Ltd.*	24,290
1,948	Keyera Corp.†	42,650
11,598	Kinross Gold Corp.	54,579
3,700	Knight Therapeutics, Inc.*	12,046
600	Labrador Iron Ore Royalty Corp.	14,206
200	Lassonde Industries, Inc., Class A	15,438
800	Laurentian Bank of Canada†	18,829
1,700	Leon's Furniture Ltd.	21,736
2,310	Lightspeed Commerce, Inc.†,*	35,066
889	Linamar Corp.	42,776
1,671	Loblaw Cos. Ltd.	152,288
8,900	Lucara Diamond Corp.†,*	3,358
366	Lumine Group, Inc.*	3,984
1,300	Lundin Gold, Inc.	15,179
13,050	Lundin Mining Corp.	88,642
725	MAG Silver Corp.*	9,186
3,172	Magna International, Inc.	169,901
4,800	Major Drilling Group International, Inc.*	37,754
5,773	Manulife Financial Corp.†	105,992
8,035	Manulife Financial Corp.	147,442
1,530	Maple Leaf Foods, Inc.	29,604
1,800	Martinrea International, Inc.	19,405
1,895	Medical Facilities Corp.	11,147
5,252	MEG Energy Corp.*	84,366
1,500	Methanex Corp.	69,798
1,782	Metro, Inc.	98,020
470	MTY Food Group, Inc.†	21,123
2,700	Mullen Group Ltd.	29,507
3,340	National Bank of Canada†	238,903
14,800	New Gold, Inc.*	16,098
1,740	NFI Group, Inc.	10,596
721	North American Construction Group Ltd.	12,025
1,126	North West Co., Inc.	31,485
2,541	Northland Power, Inc.	63,699
5,453	Nutrien Ltd.	402,705
385	Nuvei Corp.*#	16,757
5,200	NuVista Energy Ltd.*	42,054
1,300	Obsidian Energy Ltd.*	8,320
18,600	OceanaGold Corp.	46,104
1,293	Onex Corp.	60,445
2,115	Open Text Corp.	81,580
1,855	Osisko Gold Royalties Ltd.	29,318
3,213	Osisko Mining, Inc.*	10,223
3,696	Pan American Silver Corp.	67,439
2,056	Paramount Resources Ltd., Class A	45,030
2,849	Parex Resources, Inc.	52,996
700	Park Lawn Corp.	14,420
2,535	Parkland Corp.	60,772
1,760	Pason Systems, Inc.	15,796
3,087	Pembina Pipeline Corp.	100,005
4,630	Peyto Exploration & Development Corp.†	41,487
1,800	Pipestone Energy Corp.	3,689
4,100	PrairieSky Royalty Ltd.†	64,920

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Canada (Continued)
280	Precision Drilling Corp.*	$14,388
700	Premium Brands Holdings Corp.†	51,789
1,959	Primo Water Corp.	30,077
1,764	Quebecor, Inc., Class B	43,607
1,200	Real Matters, Inc.*	4,333
1,500	Restaurant Brands International, Inc.	100,699
745	Richelieu Hardware Ltd.†	20,583
889	Ritchie Bros Auctioneers, Inc.	50,018
4,204	Rogers Communications, Inc., Class B	194,855
5,300	Rogers Sugar, Inc.	23,882
9,467	Royal Bank of Canada	905,372
1,740	Russel Metals, Inc.	44,198
10,100	Sabina Gold & Silver Corp.*	15,320
1,304	Saputo, Inc.	33,741
1,585	Savaria Corp.	18,577
907	Seabridge Gold, Inc.*	11,715
4,547	Secure Energy Services, Inc.	21,229
4,613	Shaw Communications, Inc., Class B	138,032
1,968	ShawCor Ltd.*	18,115
700	Shopify, Inc., Class A*	33,563
1,794	Sienna Senior Living, Inc.	14,256
1,359	Sleep Country Canada Holdings, Inc.#	23,711
2,348	SNC-Lavalin Group, Inc.†	57,714
3,390	Spartan Delta Corp.	35,367
400	Spin Master Corp.#	11,120
4,381	SSR Mining, Inc.	66,258
1,100	Stantec, Inc.	64,307
700	Stelco Holdings, Inc.	27,109
1,100	Stella-Jones, Inc.	42,152
3,623	StorageVault Canada, Inc.	16,460
2,702	Sun Life Financial, Inc.	126,202
16,468	Suncor Energy, Inc.	511,308
2,900	SunOpta, Inc.*	22,330
3,579	Superior Plus Corp.	29,501
1,699	Surge Energy, Inc.†	11,050
10,300	Tamarack Valley Energy Ltd.	30,104
4,400	Taseko Mines Ltd.*	7,304
4,342	TC Energy Corp.	168,917
7,009	Teck Resources Ltd., Class B	255,874
850	TELUS International CDA, Inc.*	17,176
840	TFI International, Inc.	100,234
287	Thomson Reuters Corp.	37,341
261	Thomson Reuters Corp.†	33,961
3,200	Timbercreek Financial Corp.†	18,942
386	TMX Group Ltd.	38,986
2,171	Torex Gold Resources, Inc.*	36,127
639	Toromont Industries Ltd.	52,449
9,111	Toronto-Dominion Bank	545,716
3,537	Tourmaline Oil Corp.	147,395
6,038	TransAlta Corp.†	52,807
2,812	TransAlta Renewables, Inc.	25,883
2,100	Transcontinental, Inc., Class A†	21,800
12,242	Trican Well Service Ltd.	27,899
3,001	Tricon Residential, Inc.	23,271

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Canada (Continued)
496	Trisura Group Ltd.†,*	$12,144
1,000	Uni-Select, Inc.*	34,480
4,544	Vermilion Energy, Inc.	58,938
1,800	Wajax Corp.	32,830
907	Waste Connections, Inc.	126,166
2,200	Wesdome Gold Mines Ltd.*	12,599
1,070	West Fraser Timber Co. Ltd.	76,304
12,500	Western Forest Products, Inc.	10,359
1,100	Westshore Terminals Investment Corp.†	22,008
943	Wheaton Precious Metals Corp.	45,416
12,563	Whitecap Resources, Inc.	97,139
400	Winpak Ltd.†	12,706
752	WSP Global, Inc.	98,503
16,121	Yamana Gold, Inc.	93,994
		16,686,340
	China—0.0%
1,600	BOC Aviation Ltd.§,#	12,345

	Denmark—1.9%
2,040	ALK-Abello AS§,*	31,516
24,690	Alm Brand AS§	46,129
2,798	Ambu AS, Class B§,*	42,016
29	AP Moller - Maersk AS, Class A§	51,347
30	AP Moller - Maersk AS, Class B§	54,367
2,721	Bang & Olufsen AS§,*	3,863
1,376	Bavarian Nordic AS§,*	39,424
994	Carlsberg AS, Class B§	153,692
106	Chemometec AS§,*	6,074
646	Chr Hansen Holding AS§	49,026
837	Coloplast AS, Class B§	110,168
805	D/S Norden AS§	54,058
4,232	Danske Bank AS§,*	85,115
1,139	Demant AS§,*	39,971
778	Dfds AS§	31,469
1,325	DSV AS§	255,747
1,244	FLSmidth & Co. AS§	47,499
226	Genmab AS§,*	85,337
1,611	GN Store Nord AS§,*	36,264
3,855	H Lundbeck AS§	17,861
818	H+H International AS, Class B§,*	12,835
3,142	ISS AS§,*	64,053
958	Jyske Bank AS, Registered§,*	67,205
1,970	Matas AS§	24,150
826	Netcompany Group AS§,*,#	30,131
266	Nilfisk Holding AS§,*	5,237
742	NKT AS§,*	38,701
362	NNIT AS§,*,#	3,663
10,984	Novo Nordisk AS, Class B§	1,743,079
1,357	Novozymes AS, Class B§	69,510
218	NTG Nordic Transport Group AS§,*	12,936
611	Orsted AS§,#	52,118
1,564	Pandora AS§	149,885

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Denmark (Continued)
376	Per Aarsleff Holding AS§	$16,148
576	Ringkjoebing Landbobank AS§	81,270
80	ROCKWOOL AS, Class A§	19,477
230	ROCKWOOL AS, Class B§	56,279
980	Royal Unibrew AS§	85,380
1,644	Scandinavian Tobacco Group AS§,#	32,683
336	Schouw & Co. AS§	28,173
664	SimCorp AS§	50,293
105	Solar AS, Class B§	8,489
273	SP Group AS	10,314
1,256	Spar Nord Bank AS§	19,804
1,121	Sydbank AS§	50,527
857	Topdanmark AS§,*	45,821
543	TORM PLC, Class A	16,671
1,813	Tryg AS§	39,591
2,378	Vestas Wind Systems AS§	68,898
615	Zealand Pharma AS§,*	19,233
		4,163,497
	Finland—1.0%
844	Cargotec Oyj, Class B§	41,123
1,476	Caverion Oyj§	13,715
2,991	Citycon Oyj†,*	20,434
1,387	Elisa Oyj§	83,591
628	Enento Group Oyj*,#	11,157
25,135	Finnair Oyj*	13,972
945	Fiskars Oyj Abp	16,093
5,014	Fortum Oyj§,*	76,906
2,314	Huhtamaki Oyj§	85,978
2,519	Kemira Oyj§	44,301
1,396	Kesko Oyj, Class A†	30,244
4,735	Kesko Oyj, Class B§	101,843
2,038	Kojamo Oyj	24,048
2,610	Kone Oyj, Class B§	136,144
1,119	Konecranes Oyj§	37,489
1,919	Lassila & Tikanoja Oyj†	21,031
560	Marimekko Oyj§	5,935
3,137	Metsa Board Oyj, Class B†	25,277
6,084	Metso Outotec Oyj§	66,358
705	Musti Group Oyj*	12,327
1,404	Neste Oyj§	69,249
8,635	Nokia Oyj§	42,455
21,352	Nokia Oyj, ADR	104,838
3,005	Nokian Renkaat Oyj	28,786
16,219	Nordea Bank Abp§	173,293
281	Olvi Oyj, Class A	9,126
7,100	Oriola Oyj, Class B	10,906
727	Orion Oyj, Class A†	33,543
1,384	Orion Oyj, Class B§	61,885
14,814	Outokumpu Oyj†	80,935
7,476	Raisio Oyj, Class V†	20,359
667	Revenio Group Oyj§	27,998
3,351	Sampo Oyj, Class A§	158,072
869	Sanoma Oyj	7,647

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Finland (Continued)
6,996	Stora Enso Oyj, Class R†	$91,039
1,519	Terveystalo Oyj#	11,569
1,860	TietoEVRY Oyj	58,372
1,633	Tokmanni Group Corp.†	22,513
3,581	UPM-Kymmene Oyj§,*	120,256
775	Uponor Oyj†	14,336
559	Vaisala Oyj, Class A†	24,120
3,097	Valmet Oyj†	100,535
4,259	Wartsila Oyj Abp	40,276
6,293	YIT Oyj	16,765
		2,196,839
	France—6.3%
1,513	ABC arbitrage§	9,959
1,445	Accor SA§,*	47,017
162	Aeroports de Paris§,*	23,150
9,718	Air France-KLM†,*	17,921
1,836	Air Liquide SA§	307,584
3,475	Airbus SE§	465,533
922	ALD SA#	10,833
2,461	Alstom SA	67,240
397	Alten SA§	63,472
514	Amundi SA§,#	32,472
1,002	Arkema SA§	99,109
1,585	Atos SE†,*	19,778
368	Aubay§	18,890
11,111	AXA SA§	339,739
1,320	Beneteau SA§	22,100
340	BioMerieux§	35,872
5,090	BNP Paribas SA§	304,432
5,145	Bollore SE†	31,755
541	Bonduelle SCA†	7,063
3,865	Bouygues SA	130,358
5,005	Bureau Veritas SA§	143,816
728	Capgemini SE§	135,412
7,004	Carrefour SA§	141,592
461	Casino Guichard Perrachon SA†,*	3,278
20,011	CGG SA*	15,461
474	Chargeurs SA	8,016
4,668	Cie de Saint-Gobain§	265,785
834	Cie des Alpes§	11,601
7,397	Cie Generale des Etablissements Michelin SCA§	226,406
1,245	Cie Plastic Omnium SA§	22,671
2,606	Coface SA§	36,913
5,951	Credit Agricole SA§	67,277
1,317	Danone SA§	81,875
150	Dassault Aviation SA§	29,711
1,755	Dassault Systemes SE§	72,481
3,271	Derichebourg SA§	19,178
1,479	Edenred§	87,507
1,244	Eiffage SA§	134,663
1,532	Elior Group SA†,#,*	5,394
5,099	Elis SA§	97,660
16,086	Engie SA§	254,395

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	France (Continued)
132	Equasens	$10,265
228	Eramet SA§	23,820
571	EssilorLuxottica SA§	103,081
4,202	Etablissements Maurel et Prom SA§	15,708
654	Eurazeo SE§	46,593
216	Euroapi SA*	2,472
1,763	Eurofins Scientific SE†	118,291
525	Euronext NV#	40,200
5,262	Eutelsat Communications SA†	35,139
2,957	Faurecia SE*	64,356
539	Fnac Darty SA§	19,895
451	Gaztransport Et Technigaz SA	46,208
2,345	Getlink SE§	38,709
121	Hermes International§	245,099
77	ID Logistics Group§,*	22,894
743	Imerys SA§	32,135
437	Interparfums SA	32,916
632	Ipsen SA§	69,661
810	IPSOS§	50,189
530	Jacquet Metals SACA†	10,304
1,625	JCDecaux SE§,*	34,117
685	Kaufman & Broad SA	20,360
677	Kering SA§	441,848
1,540	Korian SA§	11,565
1,238	L'Oreal SA§	553,884
1,095	La Francaise des Jeux SAEM§,#	45,651
454	Lectra	17,941
1,546	Legrand SA§	141,412
518	LISI†	13,709
1,922	LVMH Moet Hennessy Louis Vuitton SE§	1,761,432
971	Maisons du Monde SA†,#	10,431
444	Mersen SA§	19,833
529	Metropole Television SA†	8,585
730	Neoen SA§,#	22,779
258	Neurones	10,677
594	Nexans SA§	59,182
1,338	Nexity SA§	33,668
28,734	Orange SA	341,422
658	Pernod-Ricard SA§	149,090
1,901	Publicis Groupe SA§	148,517
993	Quadient SA§	18,127
205	Remy Cointreau SA	37,364
1,628	Renault SA§,*	66,469
4,680	Rexel SA§,*	111,866
1,246	Rothschild & Co.§	62,905
1,751	Rubis SCA§	46,880
916	Safran SA§	136,031
3,172	Sanofi§	345,438
108	Sartorius Stedim Biotech§	33,186
200	Savencia SA§	13,347
844	Schneider Electric SE§	141,091
2,906	SCOR SE§	66,072
432	SEB SA	49,312
95	Seche Environnement SA†	10,656

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	France (Continued)
7,893	SES SA§	$51,762
2,971	SMCP SA#,*	26,460
543	Societe BIC SA	34,241
5,651	Societe Generale SA§	127,558
106	Societe LDC SA§	12,976
302	Societe pour l'Informatique Industrielle	16,445
969	Sodexo SA	94,665
287	SOITEC§,*	46,226
344	Sopra Steria Group SACA§	72,363
2,556	SPIE SA§	74,177
130	Stef SA§	14,805
791	STMicroelectronics NV	42,311
3,434	STMicroelectronics NV§	183,706
218	Sword Group†	10,362
4,532	Technicolor Creative Studios SA*	600
2,982	Technip Energies NV§	63,618
404	Teleperformance§	97,579
2,268	Television Francaise 1§	20,016
596	Thales SA§	88,112
99	Thermador Groupe§	10,554
491	Tikehau Capital SCA†	12,981
28,588	TotalEnergies SE†	1,686,771
198	Trigano SA	25,830
2,151	Ubisoft Entertainment SA§,*	57,011
5,801	Valeo SA§	119,376
1,461	Vallourec SA*	18,430
4,532	Vantiva SA†,*	1,072
4,260	Veolia Environnement SA§	131,630
1,229	Verallia SA§,#	52,413
100	Vetoquinol SA	9,612
436	Vicat SA†	13,099
86	Vilmorin & Cie SA§	4,062
3,936	Vinci SA§	451,654
95	Virbac SA§	30,571
6,270	Vivendi SE§	63,292
988	Voltalia SA†,*	15,664
385	Wavestone§	18,585
1,893	Worldline SA§,*,#	80,451
1,412	X-Fab Silicon Foundries SE§,*,#	13,360
		13,822,551
	Germany—4.8%
696	1&1 AG§	7,640
2,605	7C Solarparken AG	10,677
1,887	Aareal Bank AG§,*	61,833
79	Adesso SE§	12,602
1,179	adidas AG§	208,166
536	ADVA Optical Networking SE*	12,588
434	AIXTRON SE§	14,700
1,978	Allianz SE, Registered§	456,606
157	Amadeus Fire AG§	23,603
10,081	Aroundtown SA§	14,354
90	Atoss Software AG§	16,266
408	Aurubis AG§	37,652

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Germany (Continued)
1,862	Auto1 Group SE§,*,#	$13,155
7,608	BASF SE§	399,010
546	Basler AG§	13,175
767	Bauer AG§,*	5,082
10,473	Bayer AG, Registered§	667,089
2,635	Bayerische Motoren Werke AG§	288,511
474	BayWa AG§	20,912
1,075	Bechtle AG§	51,315
775	Befesa SA§,#	35,068
242	Beiersdorf AG§	31,483
295	Bertrandt AG	15,999
661	Bilfinger SE§	28,013
1,628	Borussia Dortmund GmbH & Co. KGaA§,*	7,265
1,754	Brenntag SE§	131,675
603	CANCOM SE§	20,605
161	Carl Zeiss Meditec AG, Bearer Shares§	22,360
3,791	CECONOMY AG§,*	10,324
159	Cewe Stiftung & Co. KGAA§	16,381
8,055	Commerzbank AG§,*	84,740
270	CompuGroup Medical SE & Co. KgaA§	13,885
753	Continental AG§	56,280
3,156	Covestro AG§,#	130,535
1,025	CropEnergies AG§	12,562
886	CTS Eventim AG & Co. KGaA§,*	55,209
4,157	Daimler Truck Holding AG§,*	140,394
561	Delivery Hero SE§,*,#	19,088
182	Dermapharm Holding SE§	7,467
1,382	Deutsche Bank AG, Registered	14,110
11,171	Deutsche Bank AG, Registered§	113,276
730	Deutsche Beteiligungs AG§	22,083
590	Deutsche Boerse AG§	114,827
9,773	Deutsche Lufthansa AG, Registered§,*	108,738
3,746	Deutsche Pfandbriefbank AG§,#	32,449
9,550	Deutsche Post AG, Registered§	446,083
38,581	Deutsche Telekom AG, Registered§	934,467
667	Deutsche Wohnen SE§	13,086
889	Duerr AG§	31,855
364	DWS Group GmbH & Co. KGaA§,#	11,181
27,214	E.ON SE§	339,461
465	Eckert & Ziegler Strahlen- und Medizintechnik AG§	20,939
185	Elmos Semiconductor SE§	17,952
1,760	Encavis AG§	30,120
101	Energiekontor AG§	7,281
2,788	Evonik Industries AG§	58,533
1,228	Evotec SE*	25,909
334	Fielmann AG§	13,903
2,658	flatexDEGIRO AG§,*	22,852
796	Fraport AG Frankfurt Airport Services Worldwide§,*	39,978
2,143	Freenet AG§	55,664
1,944	Fresenius Medical Care AG & Co. KGaA§	82,442
2,581	Fresenius SE & Co. KGaA§	69,575
496	FUCHS PETROLUB SE§	16,971
1,687	GEA Group AG§	76,766
652	Gerresheimer AG§	64,462

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Germany (Continued)
287	Gesco SE§	$8,217
455	GFT Technologies SE§	17,666
1,489	Grand City Properties SA§	10,551
738	Hamburger Hafen und Logistik AG§	9,110
336	Hannover Rueck SE§	65,730
243	Hapag-Lloyd AG§,#	79,587
1,642	HeidelbergCement AG§	119,768
6,593	Heidelberger Druckmaschinen AG§,*	12,200
122	Hella GmbH & Co. KGaA§	10,608
2,618	HelloFresh SE§,*	62,341
462	Henkel AG & Co. KGaA§	33,596
760	Hensoldt AG§	27,373
426	HOCHTIEF AG	35,514
322	Hornbach Holding AG & Co. KGaA§	25,722
1,048	HUGO BOSS AG§	75,153
38	Hypoport SE§,*	5,241
721	Indus Holding AG§	19,545
5,522	Infineon Technologies AG§	225,709
790	Instone Real Estate Group SE§,#	6,658
788	Jenoptik AG§	26,771
268	JOST Werke AG§,#	14,133
1,108	KION Group AG§	42,802
571	Knorr-Bremse AG§	37,958
434	Koenig & Bauer AG§,*	9,116
959	Kontron AG§	19,972
326	Krones AG§	38,467
459	KWS Saat SE & Co. KGaA§	30,418
1,173	LANXESS AG§	48,127
1,029	LEG Immobilien SE§	56,342
9,184	Mercedes-Benz Group AG§	705,495
421	Merck KGaA§	78,273
3,251	METRO AG§,*	27,942
2,085	MLP SE§	11,024
279	MTU Aero Engines AG§	69,770
254	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered§	88,834
147	Nagarro SE§,*	14,916
766	Nemetschek SE§	52,521
33	New Work SE§	5,986
188	Nexus AG§	11,174
1,438	Nordex SE§,*	21,076
1,039	Norma Group SE§	24,523
390	OHB SE§	13,251
471	PATRIZIA SE§	4,905
53	Pfeiffer Vacuum Technology AG§	8,934
2,884	ProSiebenSat.1 Media SE§	29,280
989	Puma SE§	60,995
458	PVA TePla AG§,*	10,799
1,192	QIAGEN NV§,*	54,185
695	QIAGEN NV*	31,921
51	Rational AG§	34,134
606	Rheinmetall AG§	180,022
809	RTL Group SA§	39,890
3,527	RWE AG§	151,621
844	Salzgitter AG§	33,327

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Germany (Continued)
714	SAP SE§	$89,819
826	Scout24 SE§,#	49,004
25	Secunet Security Networks AG§	5,518
2,542	SGL Carbon SE§,*	25,069
3,107	Siemens AG, Registered§	502,926
2,640	Siemens Energy AG§,*	57,949
848	Siemens Healthineers AG§,#	48,772
402	Siltronic AG§	29,298
337	Sixt SE§	44,813
1,430	Software AG§	31,200
351	Stabilus SE§	24,509
286	STRATEC SE§	19,442
324	Stroeer SE & Co. KGaA§	17,098
2,282	Suedzucker AG§	38,310
462	Symrise AG§	50,190
2,651	Synlab AG	27,541
2,135	TAG Immobilien AG§	14,767
1,202	Takkt AG§	18,920
729	Talanx AG§	33,731
1,776	TeamViewer SE§,*,#	30,016
420	Technotrans SE§	12,762
21,504	Telefonica Deutschland Holding AG§	66,172
8,985	thyssenkrupp AG§	64,502
2,367	United Internet AG, Registered§	40,748
426	VERBIO Vereinigte BioEnergie AG§	19,971
622	Vitesco Technologies Group AG§,*	45,021
542	Volkswagen AG§	92,878
4,135	Vonovia SE§	77,761
257	Vossloh AG§	11,937
236	Wacker Chemie AG§	38,246
904	Wacker Neuson SE§	18,930
209	Washtec AG§	9,257
959	Wuestenrot & Wuerttembergische AG§	16,779
714	Zalando SE§,*,#	29,880
11	Zeal Network SE§	421
		10,602,582
	Hong Kong—1.7%
61,800	AIA Group Ltd.§	649,356
7,400	ASMPT Ltd.§	73,250
27,040	Bank of East Asia Ltd.§	34,479
28,000	BOC Hong Kong Holdings Ltd.§	87,018
9,600	Budweiser Brewing Co. APAC Ltd.§,#	29,153
10,000	Cafe de Coral Holdings Ltd.§	13,314
26,181	Cathay Pacific Airways Ltd.§,*	25,243
15,000	Chow Sang Sang Holdings International Ltd.§	20,956
20,400	Chow Tai Fook Jewellery Group Ltd.§	40,313
56,000	CITIC Telecom International Holdings Ltd.§	22,793
10,906	CK Asset Holdings Ltd.§	66,072
22,000	CK Hutchison Holdings Ltd.§	136,608
6,000	CK Infrastructure Holdings Ltd.§	32,759
9,000	CLP Holdings Ltd.§	65,056
8,000	Cowell e Holdings, Inc.*	19,273
6,000	Dah Sing Banking Group Ltd.§	4,605

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Hong Kong (Continued)
4,800	Dah Sing Financial Holdings Ltd.§	$12,367
16,000	EC Healthcare§	12,807
78,750	Esprit Holdings Ltd.§,*	6,864
17,600	ESR Group Ltd.§,#	31,450
62,947	Far East Consortium International Ltd.§	15,445
58,000	First Pacific Co. Ltd.§	18,685
41,000	FIT Hon Teng Ltd.*,#	9,642
7,800	Fosun Tourism Group#,*	9,934
5,000	Galaxy Entertainment Group Ltd.§,*	33,238
40,000	Giordano International Ltd.§	11,941
7,361	Great Eagle Holdings Ltd.§	14,848
142,000	Guotai Junan International Holdings Ltd.§	11,653
118,800	Haitong International Securities Group Ltd.§,*	9,855
8,000	Hang Lung Group Ltd.§	14,129
23,000	Hang Lung Properties Ltd.§	43,118
2,200	Hang Seng Bank Ltd.§	31,210
8,500	Henderson Land Development Co. Ltd.§	29,427
24,500	HK Electric Investments & HK Electric Investments Ltd.§	15,357
35,000	HKBN Ltd.§	26,001
19,200	HKR International Ltd.§	6,260
56,000	HKT Trust & HKT Ltd.§	74,554
83,457	Hong Kong & China Gas Co. Ltd.§	73,734
6,606	Hong Kong Exchanges & Clearing Ltd.§	293,206
19,000	Hong Kong Technology Venture Co. Ltd.§	11,103
14,179	Hongkong & Shanghai Hotels Ltd.§,*	14,080
50,000	Hutchison Telecommunications Hong Kong Holdings Ltd.§	7,924
9,000	Hysan Development Co. Ltd.§	25,643
41,000	IGG, Inc.§,*	16,112
5,602	Johnson Electric Holdings Ltd.§	6,364
37,000	K Wah International Holdings Ltd.§	13,170
13,000	Kerry Logistics Network Ltd.§	20,272
13,500	Kerry Properties Ltd.§	34,650
9,000	Kowloon Development Co. Ltd.§	9,686
9,750	L'Occitane International SA§	24,379
11,000	Luk Fook Holdings International Ltd.§	35,012
26,800	Man Wah Holdings Ltd.§	22,200
480,000	Mason Group Holdings Ltd.§,*	1,771
11,000	Melco International Development Ltd.§,*	12,696
17,200	MGM China Holdings Ltd.*	21,096
8,000	Miramar Hotel & Investment	12,165
6,185	MTR Corp. Ltd.§	29,918
10,094	NagaCorp Ltd.§,*	7,897
14,000	New World Development Co. Ltd.§	37,761
44,000	NewOcean Energy Holdings Ltd.§,*	82
38,000	NWS Holdings Ltd.§	34,070
22,000	Oriental Watch Holdings	12,234
168,000	Pacific Basin Shipping Ltd.§	65,221
7,128	Pacific Century Premium Developments Ltd.§,*	324
29,000	Pacific Textiles Holdings Ltd.§	9,358
59,789	PCCW Ltd.§	29,893
6,000	Power Assets Holdings Ltd.§	32,150
4,800	PRADA SpA§	34,186
15,600	Samsonite International SA§,*,#	47,948
9,600	Sands China Ltd.§,*	33,506

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Hong Kong (Continued)
12,000	Shangri-La Asia Ltd.§,*	$11,303
38,400	Shin Hwa World Ltd.§,*	834
100,000	Shun Tak Holdings Ltd.§,*	18,264
138,000	Singamas Container Holdings Ltd.§	10,930
44,090	Sino Land Co. Ltd.§	59,718
21,000	SITC International Holdings Co. Ltd.§	45,133
31,250	SJM Holdings Ltd.§,*	15,504
13,500	SmarTone Telecommunications Holdings Ltd.§	8,658
11,500	Stella International Holdings Ltd.§	12,250
31,000	Sun Hung Kai & Co. Ltd.§	11,824
5,500	Sun Hung Kai Properties Ltd.§	77,357
27,000	SUNeVision Holdings Ltd.§	15,402
4,500	Swire Pacific Ltd., Class A§	34,655
15,000	Swire Pacific Ltd., Class B§	18,490
6,200	Swire Properties Ltd.§	16,015
11,000	Techtronic Industries Co. Ltd.§	120,093
12,000	Television Broadcasts Ltd.§,*	15,156
18,500	Texhong International Group Ltd.	14,149
170,000	Theme International Holdings Ltd.*	18,469
7,600	Transport International Holdings Ltd.§	10,251
30,000	United Laboratories International Holdings Ltd.§	20,801
32,000	Value Partners Group Ltd.§	10,233
12,000	Vitasoy International Holdings Ltd.§	24,230
24,000	VSTECS Holdings Ltd.§	14,125
5,400	VTech Holdings Ltd.§	32,328
135,326	WH Group Ltd.§,#	80,433
11,000	Wharf Real Estate Investment Co. Ltd.§	63,620
18,800	Wynn Macau Ltd.*	18,389
27,000	Xinyi Glass Holdings Ltd.§	48,290
14,500	Yue Yuen Industrial Holdings Ltd.§	20,479
29,000	Zensun Enterprises Ltd.§,*	3,409
		3,659,636
	Ireland—0.5%
12,093	AIB Group PLC	49,254
14,825	Bank of Ireland Group PLC§	150,016
10,801	Cairn Homes PLC§	11,969
3,828	CRH PLC§	193,460
4,069	CRH PLC, ADR†	206,990
4,637	Dalata Hotel Group PLC§,*	21,075
39	FBD Holdings PLC	573
349	Flutter Entertainment PLC§,*	63,476
3,602	Glanbia PLC§	52,191
7,929	Glenveagh Properties PLC§,*,#	8,608
1,946	Irish Continental Group PLC§	9,216
526	Kerry Group PLC, Class A§	52,421
1,639	Kingspan Group PLC§	112,513
3,668	Smurfit Kappa Group PLC§	133,164
		1,064,926
	Israel—0.7%
182	AFI Properties Ltd.§,*	4,817
734	Airport City Ltd.§,*	9,755
1,386	Alony Hetz Properties & Investments Ltd.§	10,904

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Israel (Continued)
160	Alrov Properties & Lodgings Ltd.§	$6,693
2,317	Amot Investments Ltd.§	11,806
471	Ashtrom Group Ltd.§	7,105
277	AudioCodes Ltd.	4,177
2,639	Azorim-Investment Development & Construction Co. Ltd.§	6,586
154	Azrieli Group Ltd.§	8,874
12,563	Bank Hapoalim BM§	104,617
15,548	Bank Leumi Le-Israel BM§	117,585
22,557	Bezeq The Israeli Telecommunication Corp. Ltd.§	30,751
92	Big Shopping Centers Ltd.§,*	7,647
124	Blue Square Real Estate Ltd.§	6,762
63	Brack Capital Properties NV§,*	7,510
726	Camtek Ltd.§,*	20,054
2,356	Cellcom Israel Ltd.§,*	8,485
1,006	Clal Insurance Enterprises Holdings Ltd.§,*	13,704
66	Danel Adir Yeoshua Ltd.§	4,853
764	Delek Automotive Systems Ltd.§	7,121
153	Delek Group Ltd.§	16,952
611	Delta Galil Ltd.§	24,241
96	Elbit Systems Ltd.†	16,340
30	Electra Ltd.§	12,775
986	Electra Real Estate Ltd.§	8,754
4,030	Energix-Renewable Energies Ltd.§	11,327
899	Enlight Renewable Energy Ltd.§,*	15,062
567	Equital Ltd.§,*	13,549
166	Fattal Holdings 1998 Ltd.§,*	15,533
699	First International Bank Of Israel Ltd.§	24,732
153	Formula Systems 1985 Ltd.	10,138
122	Formula Systems 1985 Ltd., ADR	8,017
294	Fox Wizel Ltd.§	25,142
1,517	Gav-Yam Lands Corp. Ltd.§	11,103
2,147	Harel Insurance Investments & Financial Services Ltd.§	18,146
313	Hilan Ltd.§	13,031
5,268	ICL Group Ltd.§	35,636
275	IDI Insurance Co. Ltd.§	6,752
135	IES Holdings Ltd.§,*	8,982
2,482	Inrom Construction Industries Ltd.§	8,446
6,972	Isracard Ltd.§	29,139
2,814	Israel Canada T.R Ltd.§	5,160
10,322	Israel Discount Bank Ltd., Class A§	50,773
1,789	Israel Land Development Co. Ltd.	14,846
50	Isras Investment Co. Ltd.§	8,229
302	Kenon Holdings Ltd.§	8,906
521	Lapidoth Capital Ltd.	7,953
325	M Yochananof & Sons Ltd.§	14,961
1,235	Magic Software Enterprises Ltd.	16,833
1,175	Matrix IT Ltd.§	20,673
1,507	Maytronics Ltd.§	16,090
4,151	Mediterranean Towers Ltd.*	8,172
252	Mega Or Holdings Ltd.§	5,394
298	Melisron Ltd.§	18,772
526	Menora Mivtachim Holdings Ltd.§	10,718
12,957	Migdal Insurance & Financial Holdings Ltd.§,*	13,851
8,220	Mivne Real Estate KD Ltd.§	22,819

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Israel (Continued)
1,899	Mizrahi Tefahot Bank Ltd.§	$59,590
2,005	Naphtha Israel Petroleum Corp. Ltd.§	8,463
156	Nice Ltd.§,*	35,510
12	Nice Ltd., ADR*	2,747
130	Nova Ltd.§,*	13,553
439	Nova Ltd.*	45,862
70,417	Oil Refineries Ltd.§	19,278
1,226	One Software Technologies Ltd.§	12,490
1,134	OPC Energy Ltd.§,*	8,464
2,397	Partner Communications Co. Ltd.§,*	11,122
282	Paz Oil Co. Ltd.§,*	27,540
499	Perion Network Ltd.§,*	19,336
3,099	Phoenix Holdings Ltd.§	30,907
282	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.§	16,752
313	Scope Metals Group Ltd.§,*	10,447
1,415	Shapir Engineering and Industry Ltd.§	10,028
5,468	Shikun & Binui Ltd.§,*	10,269
2,661	Shufersal Ltd.§	12,937
700	Strauss Group Ltd.§,*	15,824
1,314	Summit Real Estate Holdings Ltd.§	14,552
67	Tadiran Group Ltd.§	6,090
526	Tera Light Ltd.§,*	637
2,579	Teva Pharmaceutical Industries Ltd., ADR*	22,824
862	Tower Semiconductor Ltd.*	36,609
171	YH Dimri Construction & Development Ltd.§	9,771
		1,439,355
	Italy—1.8%
32,247	A2A SpA	51,532
1,164	ACEA SpA†	15,918
1,290	Amplifon SpA†	44,841
6,692	Anima Holding SpA†,#	27,237
5,690	Assicurazioni Generali SpA	113,585
1,709	Azimut Holding SpA†	36,614
1,239	Banca Generali SpA†	39,495
801	Banca IFIS SpA§	12,145
2,201	Banca Mediolanum SpA	19,990
9,396	Banca Popolare di Sondrio SPA§	39,973
21,761	Banco BPM SpA	85,270
2,332	BFF Bank SpA§,#	23,170
26,017	BPER Banca†	64,301
2,680	Brembo SpA§	39,330
732	Brunello Cucinelli SpA†	72,725
1,230	Buzzi Unicem SpA†	29,877
3,016	Cairo Communication SpA†	6,124
1,300	Carel Industries SpA§,#	35,589
27,159	CIR SpA-Compagnie Industriali*	11,355
7,842	CNH Industrial NV	119,962
3,914	Credito Emiliano SpA§	29,009
51,958	d'Amico International Shipping SA§,*	26,360
660	Danieli & C Officine Meccaniche SpA†	17,520
3,500	Davide Campari-Milano NV§	42,690
432	De' Longhi SpA	9,882
53	DiaSorin SpA†	5,592

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Italy (Continued)
1,488	doValue SpA#	$10,189
3,319	Enav SpA§,#	13,913
43,401	Enel SpA§	265,063
26,813	Eni SpA†	375,591
766	ERG SpA	23,234
1,308	Esprinet SpA†	13,107
660	Ferrari NV§	178,754
18,781	Fincantieri SpA†,*	12,073
4,611	FinecoBank Banca Fineco SpA§	70,908
725	Gruppo MutuiOnline SpA†	20,523
11,214	Hera SpA	31,735
1,991	Infrastrutture Wireless Italiane SpA§,#	26,244
550	Interpump Group SpA§	30,938
35,502	Intesa Sanpaolo SpA	91,369
9,018	Iren SpA§	17,310
7,345	Italgas SpA†	44,867
803	Italmobiliare SpA	22,475
6,402	Iveco Group NV§,*	60,711
6,023	Leonardo SpA§	70,763
15,202	MediaForEurope NV, Class A†	7,001
8,088	MediaForEurope NV, Class B†	5,525
5,161	Mediobanca Banca di Credito Finanziario SpA§	51,969
1,242	Moncler SpA§	85,846
3,909	Nexi SpA#,*	31,871
9,750	OVS SpA#	25,572
7,136	Piaggio & C SpA	30,469
8,299	Pirelli & C SpA§,#	41,686
3,814	Poste Italiane SpA§,#	39,038
1,584	Prysmian SpA§	66,690
2,926	RAI Way SpA§,#	17,595
1,030	Recordati Industria Chimica e Farmaceutica SpA§	43,592
272	Reply SpA§	34,258
514	Salvatore Ferragamo SpA†	9,396
25,157	Saras SpA†,*	39,203
103	Sesa SpA§	13,777
9,062	Snam SpA§	48,102
575	SOL SpA	15,417
20,599	Stellantis NV§	374,818
3,489	Stellantis NV	63,465
3,313	Tamburi Investment Partners SpA	29,878
2,650	Technogym SpA†,#	23,587
95,316	Telecom Italia SpA§,*	31,596
1,807	Tenaris SA§	25,699
1,050	Tenaris SA, ADR	29,841
8,668	Terna - Rete Elettrica Nazionale	71,141
584	Tod's SpA§,*	24,229
9,695	UniCredit SpA§	183,628
7,073	Unipol Gruppo SpA§	36,382
9,399	UnipolSai Assicurazioni SpA†	23,761
1,116	Zignago Vetro SpA	21,748
		3,946,633
	Japan—15.4%
1,200	77 Bank Ltd.†	19,613

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Japan (Continued)
2,700	A&D HOLON Holdings Co. Ltd.	$29,190
600	ABC-Mart, Inc.	33,116
4,900	Acom Co. Ltd.†	11,817
1,200	Adastria Co. Ltd.	22,163
1,500	ADEKA Corp.†	25,652
1,200	Advantest Corp.†	111,181
5,300	Aeon Co. Ltd.	102,749
1,100	Aeon Delight Co. Ltd.	25,235
2,900	AEON Financial Service Co. Ltd.	27,074
2,100	Aeon Mall Co. Ltd.	27,545
2,300	AGC, Inc.	85,734
1,300	Ai Holdings Corp.	22,544
700	Aica Kogyo Co. Ltd.†	16,073
2,900	Aida Engineering Ltd.	17,925
8,600	Aiful Corp.†	23,332
300	Ain Holdings, Inc.§	12,579
3,100	Air Water, Inc.§	38,914
1,700	Aisin Corp.†	46,850
1,200	Ajinomoto Co., Inc.	41,760
1,200	Alconix Corp.†	12,348
1,400	Alfresa Holdings Corp.	17,934
2,900	Alps Alpine Co. Ltd.†	27,891
2,700	Amada Co. Ltd.§	25,324
1,000	Amano Corp.§	18,879
1,600	ANA Holdings, Inc.§,*	34,748
4,300	Anicom Holdings, Inc.†	16,597
1,500	Anritsu Corp.	13,859
1,100	AOKI Holdings, Inc.†	7,091
900	Aoyama Trading Co. Ltd.§	6,397
1,800	Aozora Bank Ltd.†	32,643
500	Arata Corp.§	15,331
1,200	ARCLANDS Corp.	13,526
1,000	Arcs Co. Ltd.	16,951
400	Argo Graphics, Inc.†	11,141
1,400	Arisawa Manufacturing Co. Ltd.†	13,263
300	Aruhi Corp.†	2,414
500	As One Corp.†	21,275
1,800	Asahi Diamond Industrial Co. Ltd.†	12,745
2,300	Asahi Group Holdings Ltd.	85,629
2,000	Asahi Holdings, Inc.†	30,526
1,600	Asahi Intecc Co. Ltd.§	28,315
15,000	Asahi Kasei Corp.§	105,199
700	ASAHI YUKIZAI Corp.†	16,768
1,200	Asanuma Corp.†	28,234
1,100	Asics Corp.§	31,281
1,400	ASKUL Corp.§	18,195
5,600	Astellas Pharma, Inc.§	79,657
1,600	Autobacs Seven Co. Ltd.†	17,439
800	Avex, Inc.†	9,037
800	Awa Bank Ltd.†	11,791
400	Axial Retailing, Inc.§	10,379
1,000	AZ-COM MARUWA Holdings, Inc.†	15,066
1,100	Azbil Corp.	30,094
4,200	Bandai Namco Holdings, Inc.§	90,458

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Japan (Continued)
600	Bank of Kyoto Ltd.§	$28,381
1,300	Bank of the Ryukyus Ltd.†	9,104
1,000	BayCurrent Consulting, Inc.§	41,493
300	Belc Co. Ltd.	12,688
1,300	Bell System24 Holdings, Inc.	14,190
1,300	Belluna Co. Ltd.†	6,892
1,000	Benefit One, Inc.†	14,294
2,400	Benesse Holdings, Inc.†	35,171
1,500	Bic Camera, Inc.	12,596
900	BIPROGY, Inc.†	22,096
500	BML, Inc.†	11,661
4,800	Bridgestone Corp.	194,994
3,600	Brother Industries Ltd.§	54,302
3,200	Bunka Shutter Co. Ltd.†	26,754
400	C Uyemura & Co. Ltd.§	19,585
1,700	Calbee, Inc.†	35,507
900	Canon Electronics, Inc.	12,570
1,200	Canon Marketing Japan, Inc.§	28,600
4,200	Canon, Inc.	94,214
1,000	Capcom Co. Ltd.§	35,774
2,700	Casio Computer Co. Ltd.†	26,542
600	Central Glass Co. Ltd.	13,341
500	Central Japan Railway Co.§	59,695
600	Change, Inc.†	10,721
3,700	Chiba Bank Ltd.	23,893
7,600	Chiyoda Corp.†,*	22,499
600	Chofu Seisakusho Co. Ltd.	10,090
3,800	Chubu Electric Power Co., Inc.	40,103
700	Chudenko Corp.†	11,283
4,200	Chugai Pharmaceutical Co. Ltd.	103,810
3,900	Chugoku Electric Power Co., Inc.†,*	19,798
2,300	Chugoku Marine Paints Ltd.	19,023
5,400	Citizen Watch Co. Ltd.†	31,850
1,300	CKD Corp.§	21,196
2,600	Coca-Cola Bottlers Japan Holdings, Inc.	28,400
600	Colowide Co. Ltd.†	8,728
1,700	Computer Engineering & Consulting Ltd.	16,448
900	COMSYS Holdings Corp.†	16,605
1,300	Comture Corp.†	20,419
8,000	Concordia Financial Group Ltd.§	29,528
1,700	Cosmo Energy Holdings Co. Ltd.	55,184
200	Cosmos Pharmaceutical Corp.	17,997
1,500	Create Restaurants Holdings, Inc.†	11,444
600	Create SD Holdings Co. Ltd.	15,244
1,900	Credit Saison Co. Ltd.†	24,174
600	CTI Engineering Co. Ltd.§	13,705
3,600	CyberAgent, Inc.†	30,519
1,700	Cybozu, Inc.†	37,874
1,000	Dai Nippon Printing Co. Ltd.§	27,941
500	Dai-Dan Co. Ltd.†	8,952
6,300	Dai-ichi Life Holdings, Inc.†	115,755
4,700	Daicel Corp.§	35,456
3,700	Daido Metal Co. Ltd.†	14,290
600	Daido Steel Co. Ltd.†	23,622

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,500	Daifuku Co. Ltd.§	$27,816
500	Daihen Corp.§	16,788
700	Daiho Corp.†	19,458
300	Daiichi Jitsugyo Co. Ltd.§	12,612
1,100	Daiichi Sankyo Co. Ltd.§	40,146
1,900	Daiki Aluminium Industry Co. Ltd.†	20,551
800	Daikin Industries Ltd.§	143,430
1,400	Daikyonishikawa Corp.†	6,833
4,000	Daio Paper Corp.†	31,256
480	Daiseki Co. Ltd.	15,220
400	Daishi Hokuetsu Financial Group, Inc.§	8,748
600	Daito Pharmaceutical Co. Ltd.	11,164
700	Daito Trust Construction Co. Ltd.§	69,862
5,300	Daiwa House Industry Co. Ltd.§	124,851
9,500	Daiwa Securities Group, Inc.†	44,640
2,500	Daiwabo Holdings Co. Ltd.†	41,274
2,200	DCM Holdings Co. Ltd.	19,163
1,200	DeNA Co. Ltd.†	16,400
1,300	Denka Co. Ltd.§	26,901
1,600	Denso Corp.§	90,318
1,200	Dentsu Group, Inc.	42,264
1,000	Dexerials Corp.†	20,422
1,200	DIC Corp.	21,603
400	Digital Arts, Inc.§	15,501
300	Digital Garage, Inc.†	9,893
700	dip Corp.	18,726
600	Disco Corp.§	69,808
1,800	DMG Mori Co. Ltd.	30,403
1,100	Doutor Nichires Holdings Co. Ltd.	15,713
1,100	Dowa Holdings Co. Ltd.	35,351
600	DTS Corp.§	14,622
1,000	Duskin Co. Ltd.§	24,071
400	DyDo Group Holdings, Inc.	14,700
1,100	Eagle Industry Co. Ltd.§	9,887
1,100	East Japan Railway Co.	60,830
1,400	Ebara Corp.§	65,131
2,100	EDION Corp.†	20,288
1,000	eGuarantee, Inc.§	16,422
1,400	Eiken Chemical Co. Ltd.§	16,539
600	Eisai Co. Ltd.§	34,139
300	Eizo Corp.†	9,295
600	Elecom Co. Ltd.	5,705
1,700	Electric Power Development Co. Ltd.§	27,342
700	en-Japan, Inc.†	12,067
37,400	ENEOS Holdings, Inc.§	131,181
1,500	eRex Co. Ltd.†	20,798
2,400	ES-Con Japan Ltd.	15,728
1,000	Exedy Corp.§	13,701
1,900	EXEO Group, Inc.	34,378
1,000	Ezaki Glico Co. Ltd.	25,161
900	Fancl Corp.§	16,567
1,500	FANUC Corp.§	54,090
900	Fast Retailing Co. Ltd.§	196,777
1,100	FCC Co. Ltd.§	12,896

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,100	Ferrotec Holdings Corp.†	$27,856
1,500	Financial Partners Group Co. Ltd.	13,123
1,300	Food & Life Cos. Ltd.	33,924
900	Foster Electric Co. Ltd.†	7,825
800	FP Corp.†	19,837
1,100	Fudo Tetra Corp.§	13,558
1,600	Fuji Corp.§	27,094
1,000	Fuji Electric Co. Ltd.§	39,460
500	Fuji Kyuko Co. Ltd.§	16,564
1,600	Fuji Media Holdings, Inc.§	14,439
700	Fuji Oil Holdings, Inc.†	10,186
700	Fuji Seal International, Inc.	7,991
500	Fuji Soft, Inc.†	29,005
400	Fujibo Holdings, Inc.§	9,986
700	Fujicco Co. Ltd.§	9,787
1,600	FUJIFILM Holdings Corp.§	81,278
4,100	Fujikura Ltd.§	29,101
300	Fujimi, Inc.†	16,585
500	Fujimori Kogyo Co. Ltd.	12,047
600	Fujitsu General Ltd.†	16,873
1,400	Fujitsu Ltd.§	189,231
400	Fukuda Denshi Co. Ltd.§	12,875
800	Fukui Computer Holdings, Inc.†	16,580
1,200	Fukuoka Financial Group, Inc.§	23,091
500	Fukushima Galilei Co. Ltd.§	18,066
600	Fukuyama Transporting Co. Ltd.	16,318
1,200	FULLCAST Holdings Co. Ltd.§	21,931
1,000	Funai Soken Holdings, Inc.	20,513
900	Furukawa Co. Ltd.†	8,691
1,200	Furukawa Electric Co. Ltd.†	22,354
1,200	Furuno Electric Co. Ltd.	8,857
400	Fuso Chemical Co. Ltd.†	11,408
800	Futaba Corp.§	3,145
2,000	Future Corp.	27,630
500	Fuyo General Lease Co. Ltd.†	34,019
800	G-7 Holdings, Inc.†	8,754
2,200	G-Tekt Corp.†	23,830
3,500	Gakken Holdings Co. Ltd.	22,504
800	Geo Holdings Corp.†	9,684
700	GLOBERIDE, Inc.†	13,105
1,000	Glory Ltd.†	21,862
900	GMO internet group, Inc.§	17,529
300	GMO Payment Gateway, Inc.§	25,821
700	Goldcrest Co. Ltd.†	9,030
400	Goldwin, Inc.§	38,123
1,000	GS Yuasa Corp.†	18,062
1,100	GungHo Online Entertainment, Inc.	20,135
4,900	Gunma Bank Ltd.	16,408
600	Gunze Ltd.†	20,323
1,500	H.U. Group Holdings, Inc.†	30,163
1,700	H2O Retailing Corp.	19,109
5,000	Hachijuni Bank Ltd.	21,733
2,900	Hakuhodo DY Holdings, Inc.†	32,865
600	Halows Co. Ltd.	14,447

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Japan (Continued)
800	Hamakyorex Co. Ltd.§	$19,511
600	Hamamatsu Photonics KK§	32,388
1,600	Hankyu Hanshin Holdings, Inc.§	47,477
800	Hanwa Co. Ltd.§	23,890
300	Harmonic Drive Systems, Inc.†	9,977
3,500	Haseko Corp.†	40,670
3,500	Hazama Ando Corp.†	22,634
1,200	Heiwa Corp.§	23,808
600	Heiwa Real Estate Co. Ltd.§	17,166
900	Heiwado Co. Ltd.§	13,828
200	Hikari Tsushin, Inc.§	28,130
4,400	Hino Motors Ltd.§,*	18,432
200	Hioki EE Corp.	13,092
400	Hirata Corp.†	20,757
3,100	Hirogin Holdings, Inc.†	14,665
200	Hirose Electric Co. Ltd.§	26,169
400	Hisamitsu Pharmaceutical Co., Inc.	11,427
1,100	Hitachi Construction Machinery Co. Ltd.§	25,639
6,800	Hitachi Ltd.§	373,776
3,400	Hitachi Zosen Corp.§	22,297
400	Hogy Medical Co. Ltd.†	9,596
2,900	Hokkaido Electric Power Co., Inc.§,*	10,645
700	Hokkoku Financial Holdings, Inc.†	21,899
3,000	Hokuetsu Corp.†	20,126
1,800	Hokuhoku Financial Group, Inc.†	12,589
2,300	Hokuriku Electric Power Co.*	10,294
1,200	Hokuto Corp.†	16,784
7,000	Honda Motor Co. Ltd.†	186,205
400	Horiba Ltd.	23,985
600	Hoshizaki Corp.	22,131
3,100	Hosiden Corp.§	37,750
500	Hosokawa Micron Corp.§	10,957
1,100	House Foods Group, Inc.§	23,329
2,200	Hoya Corp.§	243,283
4,100	Hulic Co. Ltd.	33,688
3,000	Hyakugo Bank Ltd.†	8,418
1,600	Ibiden Co. Ltd.†	64,193
7,600	Ichigo, Inc.§	15,940
600	Idec Corp.§	15,631
3,100	Idemitsu Kosan Co. Ltd.†	67,794
3,000	IDOM, Inc.	19,415
3,000	IHI Corp.§	75,267
1,100	Iida Group Holdings Co. Ltd.†	17,949
4,200	Iino Kaiun Kaisha Ltd.	31,917
500	Inaba Denki Sangyo Co. Ltd.§	10,913
900	Inabata & Co. Ltd.†	18,302
1,300	Infocom Corp.†	23,055
4,200	Infomart Corp.§	8,829
400	Information Services International-Dentsu Ltd.§	15,770
4,712	INFRONEER Holdings, Inc.	36,394
14,800	Inpex Corp.§	157,473
1,400	Insource Co. Ltd.†	14,282
1,100	Intage Holdings, Inc.§	12,890
1,200	Internet Initiative Japan, Inc.§	24,980

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Japan (Continued)
300	IR Japan Holdings Ltd.†	$5,306
300	Iriso Electronics Co. Ltd.†	11,158
2,600	Isetan Mitsukoshi Holdings Ltd.†	29,102
1,600	Ishihara Sangyo Kaisha Ltd.†	13,532
7,500	Isuzu Motors Ltd.§	89,765
500	Ito En Ltd.	16,375
9,300	ITOCHU Corp.†	302,836
1,200	Itochu Enex Co. Ltd.§	10,231
700	Itochu Techno-Solutions Corp.	17,242
3,400	Itoham Yonekyu Holdings, Inc.†	17,956
700	Iwatani Corp.	30,657
4,100	Iyogin Holdings, Inc.†	23,308
1,000	Izumi Co. Ltd.	23,745
2,300	J Trust Co. Ltd.†	6,883
700	J-Oil Mills, Inc.†	8,039
3,500	J. Front Retailing Co. Ltd.	34,934
800	JAC Recruitment Co. Ltd.	15,784
1,300	Jaccs Co. Ltd.§	43,194
2,100	JAFCO Group Co. Ltd.	30,041
1,400	Japan Airlines Co. Ltd.§	27,298
500	Japan Airport Terminal Co. Ltd.§,*	24,944
1,800	Japan Aviation Electronics Industry Ltd.†	31,325
1,100	Japan Elevator Service Holdings Co. Ltd.	17,919
3,600	Japan Exchange Group, Inc.§	54,927
1,500	Japan Lifeline Co. Ltd.§	10,389
1,200	Japan Material Co. Ltd.	21,455
1,100	Japan Petroleum Exploration Co. Ltd.§	37,063
10,300	Japan Post Holdings Co. Ltd.§	83,809
1,000	Japan Post Insurance Co. Ltd.§	15,612
600	Japan Pulp & Paper Co. Ltd.†	23,344
3,000	Japan Securities Finance Co. Ltd.§	23,075
1,000	Japan Steel Works Ltd.§	18,780
6,800	Japan Tobacco, Inc.	143,525
1,700	Japan Wool Textile Co. Ltd.	12,679
1,100	JCR Pharmaceuticals Co. Ltd.†	11,779
400	JCU Corp.§	10,454
1,100	Jeol Ltd.§	35,491
7,600	JFE Holdings, Inc.	96,594
2,700	JGC Holdings Corp.†	33,509
400	JINS Holdings, Inc.	10,928
600	Joshin Denki Co. Ltd.†	8,855
900	Joyful Honda Co. Ltd.	11,649
1,700	JSR Corp.	40,184
3,800	JTEKT Corp.§	29,384
800	Juroku Financial Group, Inc.†	17,075
800	Justsystems Corp.†	21,434
8,900	JVCKenwood Corp.†	25,660
3,200	K's Holdings Corp.	28,099
800	Kadokawa Corp.†	17,066
700	Kaga Electronics Co. Ltd.§	26,578
800	Kagome Co. Ltd.	18,654
3,700	Kajima Corp.§	44,659
1,100	Kakaku.com, Inc.	15,112
500	Kaken Pharmaceutical Co. Ltd.	13,954

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Japan (Continued)
600	Kameda Seika Co. Ltd.†	$19,875
1,000	Kamigumi Co. Ltd.§	20,993
1,300	Kanamoto Co. Ltd.	21,408
2,200	Kandenko Co. Ltd.§	15,516
1,100	Kaneka Corp.§	28,731
1,700	Kanematsu Corp.†	21,099
4,400	Kansai Electric Power Co., Inc.§	42,863
1,200	Kansai Paint Co. Ltd.	16,234
1,500	Kanto Denka Kogyo Co. Ltd.§	11,721
2,600	Kao Corp.	101,522
900	Katitas Co. Ltd.	17,635
400	Kato Sangyo Co. Ltd.§	10,619
300	KAWADA TECHNOLOGIES, Inc.§	8,527
2,100	Kawasaki Heavy Industries Ltd.†	45,950
1,100	Kawasaki Kisen Kaisha Ltd.†	25,181
15,000	KDDI Corp.§	463,223
1,200	Keihan Holdings Co. Ltd.†	31,307
3,100	Keikyu Corp.†	29,462
700	Keio Corp.†	24,547
600	Keisei Electric Railway Co. Ltd.†	18,473
2,500	Keiyo Bank Ltd.†	10,713
3,100	Keiyo Co. Ltd.	19,715
900	Kewpie Corp.	15,120
600	Keyence Corp.§	294,160
500	KFC Holdings Japan Ltd.†	10,660
1,100	KH Neochem Co. Ltd.	19,977
300	Ki-Star Real Estate Co. Ltd.†	9,404
1,100	Kikkoman Corp.†	56,113
1,200	Kinden Corp.§	14,438
1,000	Kintetsu Group Holdings Co. Ltd.§	32,162
3,500	Kirin Holdings Co. Ltd.	55,389
800	Kissei Pharmaceutical Co. Ltd.	15,966
2,600	Kitz Corp.	18,240
1,600	Kiyo Bank Ltd.†	17,955
1,500	Koa Corp.†	20,949
300	Kobayashi Pharmaceutical Co. Ltd.§	18,327
1,300	Kobe Bussan Co. Ltd.	36,285
9,300	Kobe Steel Ltd.†	74,200
1,000	Koei Tecmo Holdings Co. Ltd.†	18,065
900	Kohnan Shoji Co. Ltd.	22,042
1,600	Koito Manufacturing Co. Ltd.§	30,305
1,500	Kokuyo Co. Ltd.	21,284
6,800	Komatsu Ltd.§	168,701
1,100	KOMEDA Holdings Co. Ltd.§	19,528
1,000	Komeri Co. Ltd.§	20,637
1,400	Komori Corp.†	10,504
1,000	Konami Group Corp.†	45,907
6,900	Konica Minolta, Inc.†	29,680
700	Konishi Co. Ltd.†	10,152
1,200	Konoike Transport Co. Ltd.§	13,518
100	Kose Corp.§	11,878
300	Kotobuki Spirits Co. Ltd.†	21,297
1,500	Kubota Corp.§	22,722
400	Kumagai Gumi Co. Ltd.§	8,028

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,500	Kumiai Chemical Industry Co. Ltd.	$9,643
4,700	Kuraray Co. Ltd.	43,231
400	Kureha Corp.†	25,589
700	Kurita Water Industries Ltd.†	32,035
400	Kusuri No. Aoki Holdings Co. Ltd.	20,289
1,000	KYB Corp.§	30,431
1,600	Kyocera Corp.§	83,465
1,500	Kyoei Steel Ltd.†	18,271
1,700	Kyokuto Kaihatsu Kogyo Co. Ltd.†	20,764
500	Kyokuyo Co. Ltd.†	12,919
500	KYORIN Holdings, Inc.	6,436
300	Kyoritsu Maintenance Co. Ltd.†	12,110
900	Kyowa Kirin Co. Ltd.§	19,635
600	Kyudenko Corp.†	15,250
5,300	Kyushu Electric Power Co., Inc.§,*	30,235
5,000	Kyushu Financial Group, Inc.†	18,036
1,200	Kyushu Railway Co.†	26,678
500	Lasertec Corp.§	88,641
900	Lawson, Inc.	38,078
10,100	Leopalace21 Corp.*	27,269
900	Life Corp.	17,564
1,000	Lintec Corp.§	16,369
1,900	Lion Corp.	20,521
200	LITALICO, Inc.†	3,903
2,800	Lixil Corp.§	46,176
500	M&A Capital Partners Co. Ltd.*	14,056
2,800	M3, Inc.§	70,446
700	Mabuchi Motor Co. Ltd.§	20,392
1,300	Macnica Holdings, Inc.§	37,048
900	Macromill, Inc.	6,381
800	Maeda Kosen Co. Ltd.†	19,462
600	Makino Milling Machine Co. Ltd.	22,054
1,500	Makita Corp.†	37,312
1,800	Mandom Corp.§	20,109
500	Mani, Inc.	6,847
9,000	Marubeni Corp.§	122,342
800	Marudai Food Co. Ltd.†	8,777
700	Maruha Nichiro Corp.§	12,556
2,000	Marui Group Co. Ltd.†	30,603
1,300	Maruichi Steel Tube Ltd.§	28,621
2,200	Marusan Securities Co. Ltd.†	7,090
200	Maruwa Co. Ltd.†	27,871
500	Maruzen Showa Unyu Co. Ltd.§	12,166
1,300	Matsuda Sangyo Co. Ltd.†	22,305
4,100	Matsui Securities Co. Ltd.†	24,238
540	MatsukiyoCocokara & Co.§	28,599
1,700	Maxell Ltd.§	19,775
7,000	Mazda Motor Corp.§	65,171
500	McDonald's Holdings Co. Japan Ltd.†	20,792
1,300	MCJ Co. Ltd.†	9,150
9,000	Mebuki Financial Group, Inc.§	22,066
1,600	Medipal Holdings Corp.§	21,793
600	Megachips Corp.§	14,869
1,000	Megmilk Snow Brand Co. Ltd.§	13,312

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,700	Meidensha Corp.†	$24,726
3,200	MEIJI Holdings Co. Ltd.†	76,101
900	Meiko Electronics Co. Ltd.†	20,022
1,500	Meitec Corp.	26,829
1,600	Menicon Co. Ltd.†	34,039
400	Mercari, Inc.†,*	7,045
1,900	Micronics Japan Co. Ltd.	19,200
600	Milbon Co. Ltd.§	24,720
1,200	Mimasu Semiconductor Industry Co. Ltd.§	26,816
2,200	MINEBEA MITSUMI, Inc.†	42,001
1,600	MIRAIT ONE Corp.§	19,923
1,500	MISUMI Group, Inc.§	37,738
600	Mitani Sekisan Co. Ltd.†	21,225
19,200	Mitsubishi Chemical Group Corp.§	114,240
7,700	Mitsubishi Corp.§	276,832
3,200	Mitsubishi Electric Corp.§	38,219
5,800	Mitsubishi Estate Co. Ltd.§	69,246
1,500	Mitsubishi Gas Chemical Co., Inc.§	22,281
9,500	Mitsubishi HC Capital, Inc.§	49,100
1,500	Mitsubishi Heavy Industries Ltd.§	55,310
900	Mitsubishi Logistics Corp.†	21,157
2,000	Mitsubishi Materials Corp.†	32,625
8,400	Mitsubishi Motors Corp.†,*	33,206
900	Mitsubishi Pencil Co. Ltd.	11,069
1,000	Mitsubishi Shokuhin Co. Ltd.	24,579
51,700	Mitsubishi UFJ Financial Group, Inc.§	331,718
600	Mitsuboshi Belting Ltd.†	17,851
5,100	Mitsui & Co. Ltd.§	158,941
1,900	Mitsui Chemicals, Inc.†	49,059
2,100	Mitsui E&S Holdings Co. Ltd.§,*	6,607
4,200	Mitsui Fudosan Co. Ltd.§	78,929
300	Mitsui High-Tec, Inc.	19,078
1,000	Mitsui Matsushima Holdings Co. Ltd.†	24,842
1,300	Mitsui Mining & Smelting Co. Ltd.†	31,581
1,500	Mitsui OSK Lines Ltd.†	37,536
800	Mitsui-Soko Holdings Co. Ltd.†	23,748
1,000	Miura Co. Ltd.†	25,582
1,000	Mixi, Inc.§	20,105
700	Miyazaki Bank Ltd.§	12,384
10,390	Mizuho Financial Group, Inc.§	147,351
1,000	Mizuho Leasing Co. Ltd.†	26,525
1,200	Mochida Pharmaceutical Co. Ltd.†	30,291
3,300	Monex Group, Inc.†	11,991
1,800	Monogatari Corp.	36,563
2,900	MonotaRO Co. Ltd.§	36,458
1,200	Morinaga & Co. Ltd.§	34,001
1,200	Morinaga Milk Industry Co. Ltd.†	43,135
2,100	Morita Holdings Corp.§	21,116
1,700	MS&AD Insurance Group Holdings, Inc.§	52,790
3,600	Murata Manufacturing Co. Ltd.§	219,830
2,000	Musashi Seimitsu Industry Co. Ltd.†	28,364
1,000	Musashino Bank Ltd.†	16,821
1,200	Nabtesco Corp.	29,485
600	Nachi-Fujikoshi Corp.§	17,921

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,500	Nagase & Co. Ltd.†	$23,101
1,800	Nagoya Railroad Co. Ltd.†	27,759
1,100	Nakanishi, Inc.§	21,828
1,200	Nankai Electric Railway Co. Ltd.§	26,517
800	Nanto Bank Ltd.†	14,071
2,700	NEC Corp.§	104,244
1,600	NEC Networks & System Integration Corp.§	19,528
1,100	NET One Systems Co. Ltd.§	26,399
1,000	Nexon Co. Ltd.§	23,876
1,100	Nextage Co. Ltd.	22,978
3,000	NGK Insulators Ltd.†	39,715
2,500	NGK Spark Plug Co. Ltd.†	51,702
1,000	NH Foods Ltd.†	28,878
2,400	NHK Spring Co. Ltd.	17,234
1,200	Nichias Corp.§	24,187
1,400	Nichicon Corp.†	14,642
900	Nichiden Corp.†	12,955
700	Nichiha Corp.§	14,302
1,500	Nichirei Corp.§	30,313
1,500	Nichireki Co. Ltd.†	16,873
2,200	Nidec Corp.†	114,198
1,600	Nifco, Inc.†	45,440
700	Nihon Kohden Corp.§	18,970
2,000	Nihon M&A Center Holdings, Inc.	14,988
1,800	Nihon Parkerizing Co. Ltd.§	13,526
1,700	Nikkiso Co. Ltd.	12,077
1,300	Nikkon Holdings Co. Ltd.†	24,333
3,000	Nikon Corp.†	30,748
7,000	Nintendo Co. Ltd.§	271,358
900	Nippn Corp.§	11,270
600	Nippon Carbon Co. Ltd.	18,571
600	Nippon Chemi-Con Corp.§,*	9,566
9,100	Nippon Denko Co. Ltd.	24,606
700	Nippon Densetsu Kogyo Co. Ltd.†	8,385
1,200	Nippon Electric Glass Co. Ltd.	23,127
1,000	NIPPON EXPRESS HOLDINGS, Inc.	60,265
1,800	Nippon Gas Co. Ltd.§	26,160
2,500	Nippon Kayaku Co. Ltd.†	22,630
400	Nippon Koei Co. Ltd.§	10,171
1,520	Nippon Light Metal Holdings Co. Ltd.†	16,803
2,700	Nippon Paint Holdings Co. Ltd.	25,374
1,200	Nippon Paper Industries Co. Ltd.*	9,267
10,200	Nippon Parking Development Co. Ltd.	17,952
1,100	Nippon Pillar Packing Co. Ltd.	31,252
100	Nippon Road Co. Ltd.§	5,521
1,900	Nippon Sanso Holdings Corp.†	34,297
1,200	Nippon Seiki Co. Ltd.§	7,673
5,100	Nippon Sheet Glass Co. Ltd.§,*	24,489
500	Nippon Shinyaku Co. Ltd.§	22,050
400	Nippon Shokubai Co. Ltd.§	15,977
2,600	Nippon Signal Company Ltd.†	20,888
900	Nippon Soda Co. Ltd.§	31,387
9,700	Nippon Steel Corp.§	228,926
500	Nippon Steel Trading Corp.§	34,951

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Japan (Continued)
4,900	Nippon Telegraph & Telephone Corp.§	$146,351
530	Nippon Yakin Kogyo Co. Ltd.§	17,069
4,800	Nippon Yusen KK†	112,163
2,200	Nipro Corp.†	16,936
2,000	Nishi-Nippon Financial Holdings, Inc.§	16,486
900	Nishi-Nippon Railroad Co. Ltd.	16,283
1,000	Nishimatsu Construction Co. Ltd.†	25,809
1,600	Nishimatsuya Chain Co. Ltd.†	19,726
700	Nishio Rent All Co. Ltd.	16,402
1,300	Nissan Chemical Corp.§	59,067
17,300	Nissan Motor Co. Ltd.†	65,817
3,200	Nissan Shatai Co. Ltd.†	20,477
600	Nissei ASB Machine Co. Ltd.	17,780
1,100	Nissha Co. Ltd.	15,503
800	Nisshin Oillio Group Ltd.§	19,613
1,400	Nisshin Seifun Group, Inc.†	16,383
4,400	Nisshinbo Holdings, Inc.§	33,663
400	Nissin Foods Holdings Co. Ltd.§	36,584
9,600	Nissui Corp.§	39,391
400	Nitori Holdings Co. Ltd.§	48,227
900	Nitta Corp.§	19,951
1,100	Nittetsu Mining Co. Ltd.†	29,813
600	Nitto Boseki Co. Ltd.†	9,152
1,200	Nitto Denko Corp.§	77,550
700	Nitto Kogyo Corp.†	13,964
300	Noevir Holdings Co. Ltd.§	12,218
700	NOF Corp.†	32,658
900	Nohmi Bosai Ltd.†	11,505
2,200	Nojima Corp.†	23,229
1,500	NOK Corp.†	16,632
12,400	Nomura Holdings, Inc.	47,868
1,500	Nomura Real Estate Holdings, Inc.§	33,215
2,200	Nomura Research Institute Ltd.§	51,159
300	Noritake Co. Ltd.§	10,403
700	Noritsu Koki Co. Ltd.	11,850
1,100	Noritz Corp.	14,459
7,800	North Pacific Bank Ltd.§	16,415
800	NS United Kaiun Kaisha Ltd.†	24,904
800	NSD Co. Ltd.	14,423
2,900	NSK Ltd.†	16,590
10,800	NTN Corp.†	27,572
3,600	NTT Data Corp.§	47,347
600	Obara Group, Inc.†	17,938
3,100	Obayashi Corp.§	23,731
500	OBIC Business Consultants Co. Ltd.†	18,897
200	Obic Co. Ltd.§	31,622
2,100	Odakyu Electric Railway Co. Ltd.†	27,269
1,100	Ogaki Kyoritsu Bank Ltd.†	14,852
300	Ohsho Food Service Corp.†	13,625
800	Oisix ra daichi, Inc.†,*	13,926
13,300	Oji Holdings Corp.	52,660
1,000	Okamura Corp.§	10,317
4,600	Okasan Securities Group, Inc.†	16,390
1,800	Oki Electric Industry Co. Ltd.†	9,785

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,000	Okinawa Cellular Telephone Co.§	$22,858
1,155	Okinawa Electric Power Co., Inc.*	9,388
500	OKUMA Corp.†	22,402
700	Okumura Corp.†	16,543
8,100	Olympus Corp.§	142,253
1,100	Omron Corp.§	64,362
2,800	Ono Pharmaceutical Co. Ltd.§	58,415
3,700	Onward Holdings Co. Ltd.	10,710
900	Open House Group Co. Ltd.§	33,750
1,000	Optex Group Co. Ltd.	15,731
500	Oracle Corp. Japan§	36,087
800	Organo Corp.†	21,849
2,810	Orient Corp.†	23,406
1,500	Oriental Land Co. Ltd.§	51,293
6,800	ORIX Corp.§	112,150
2,100	Osaka Gas Co. Ltd.§	34,529
700	Osaka Organic Chemical Industry Ltd.	11,444
600	Osaka Soda Co. Ltd.†	19,752
1,100	OSG Corp.	16,566
700	Otsuka Corp.§	24,890
1,000	Otsuka Holdings Co. Ltd.§	31,883
1,900	Outsourcing, Inc.	18,725
800	Oyo Corp.	13,449
1,600	Pacific Industrial Co. Ltd.§	13,992
900	Pacific Metals Co. Ltd.†,*	13,177
1,600	PAL GROUP Holdings Co. Ltd.	37,358
300	PALTAC Corp.†	11,406
3,600	Pan Pacific International Holdings Corp.§	69,666
20,600	Panasonic Holdings Corp.†	184,377
700	Paramount Bed Holdings Co. Ltd.§	12,490
1,500	Park24 Co. Ltd.*	22,078
700	Pasona Group, Inc.	9,934
3,900	Penta-Ocean Construction Co. Ltd.†	18,631
2,000	PeptiDream, Inc.†,*	28,482
1,300	Persol Holdings Co. Ltd.§	26,137
2,100	Pigeon Corp.	32,481
500	Pilot Corp.	16,246
1,100	Piolax, Inc.†	16,049
900	Pola Orbis Holdings, Inc.	11,720
900	Premium Group Co. Ltd.	11,550
2,500	Press Kogyo Co. Ltd.§	9,421
600	Pressance Corp.†	8,101
2,100	Prestige International, Inc.§	9,480
1,100	Prima Meat Packers Ltd.§	18,276
600	Procrea Holdings, Inc.†	9,558
1,000	Proto Corp.§	8,930
1,300	Qol Holdings Co. Ltd.†	11,403
900	Raito Kogyo Co. Ltd.§	13,249
1,700	Rakus Co. Ltd.	24,665
7,900	Rakuten Group, Inc.	36,841
8,500	Recruit Holdings Co. Ltd.§	235,600
1,200	Relia, Inc.§	13,194
2,100	Relo Group, Inc.	33,463
11,400	Renesas Electronics Corp.§,*	165,513

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Japan (Continued)
4,600	Rengo Co. Ltd.†	$29,829
500	RENOVA, Inc.*	7,536
10,600	Resona Holdings, Inc.	51,241
3,000	Resonac Holdings Corp.	49,444
1,100	Resorttrust, Inc.†	17,531
1,000	Restar Holdings Corp.†	16,379
5,100	Ricoh Co. Ltd.§	38,258
400	Ricoh Leasing Co. Ltd.†	11,510
800	Riken Keiki Co. Ltd.	34,458
900	Riken Vitamin Co. Ltd.†	13,064
1,200	Rinnai Corp.§	29,343
4,000	Riso Kyoiku Co. Ltd.	9,934
700	Rohm Co. Ltd.§	58,307
2,100	Rohto Pharmaceutical Co. Ltd.§	43,901
300	Roland Corp.	9,065
400	Roland DG Corp.§	10,000
300	Rorze Corp.	26,598
3,600	Round One Corp.†	13,903
500	Ryobi Ltd.	5,829
3,700	Ryohin Keikaku Co. Ltd.	42,014
200	Ryosan Co. Ltd.†	4,964
600	S Foods, Inc.	12,912
1,600	S-Pool, Inc.†	7,206
700	Sakai Moving Service Co. Ltd.†	24,465
1,300	Sakata INX Corp.	10,190
2,700	Sala Corp.	15,357
1,800	SAMTY Co. Ltd.†	29,932
300	San-A Co. Ltd.§	9,239
2,100	San-Ai Oil Co. Ltd.§	21,801
3,000	San-In Godo Bank Ltd.§	16,774
1,200	Sangetsu Corp.§	20,241
300	Sanken Electric Co. Ltd.	24,077
1,300	Sanki Engineering Co. Ltd.†	14,374
600	Sankyo Co. Ltd.§	25,049
500	Sankyu, Inc.§	18,557
3,600	Santen Pharmaceutical Co. Ltd.†	30,718
2,300	Sanwa Holdings Corp.§	24,647
500	Sanyo Chemical Industries Ltd.§	16,138
300	Sanyo Denki Co. Ltd.§	13,973
900	Sanyo Special Steel Co. Ltd.†	16,716
1,200	Sapporo Holdings Ltd.§	30,847
900	Sato Holdings Corp.†	14,895
1,300	Sawai Group Holdings Co. Ltd.§	35,800
1,700	SBI Holdings, Inc.†	33,742
1,300	SBI Shinsei Bank Ltd.†	22,884
500	SBS Holdings, Inc.	12,693
800	SCREEN Holdings Co. Ltd.†	70,874
1,600	SCSK Corp.§	23,381
700	Secom Co. Ltd.§	43,085
2,100	Sega Sammy Holdings, Inc.§	39,872
3,000	Seibu Holdings, Inc.	30,766
1,000	Seikagaku Corp.†	6,148
3,100	Seiko Epson Corp.†	44,109
700	Seiko Group Corp.	15,349

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,600	Seino Holdings Co. Ltd.§	$17,645
800	Seiren Co. Ltd.†	14,131
2,900	Sekisui Chemical Co. Ltd.§	41,138
3,500	Sekisui House Ltd.	71,320
900	Sekisui Jushi Corp.†	14,151
1,600	Senko Group Holdings Co. Ltd.§	11,418
8,500	Senshu Ikeda Holdings, Inc.§	14,910
1,100	Seria Co. Ltd.§	21,796
5,300	Seven & i Holdings Co. Ltd.	239,082
7,000	Seven Bank Ltd.†	14,000
3,800	SG Holdings Co. Ltd.§	56,306
4,900	Sharp Corp.†	34,649
500	Shibaura Electronics Co. Ltd.	22,282
1,100	Shibaura Machine Co. Ltd.§	26,251
600	Shibuya Corp.	11,338
200	SHIFT, Inc.*	35,799
1,000	Shiga Bank Ltd.†	20,265
1,700	Shikoku Electric Power Co., Inc.§,*	9,662
900	Shikoku Kasei Holdings Corp.†	9,559
900	Shima Seiki Manufacturing Ltd.†	12,840
1,700	Shimadzu Corp.§	53,327
200	Shimamura Co. Ltd.§	20,342
700	Shimano, Inc.	121,435
3,500	Shimizu Corp.†	19,829
1,000	Shin Nippon Biomedical Laboratories Ltd.	20,800
16,000	Shin-Etsu Chemical Co. Ltd.§	518,953
2,000	Shin-Etsu Polymer Co. Ltd.§	22,597
1,300	Shinko Electric Industries Co. Ltd.†	40,414
1,700	Shinmaywa Industries Ltd.†	15,166
1,400	Shionogi & Co. Ltd.§	63,326
1,200	Ship Healthcare Holdings, Inc.†	22,095
1,100	Shiseido Co. Ltd.	51,626
4,800	Shizuoka Financial Group, Inc.	34,505
2,800	Shizuoka Gas Co. Ltd.	24,325
300	SHO-BOND Holdings Co. Ltd.§	12,392
1,800	Shoei Co. Ltd.§	37,774
1,000	Siix Corp.	10,689
1,100	Sinfonia Technology Co. Ltd.†	13,138
3,900	SKY Perfect JSAT Holdings, Inc.§	15,241
2,600	Skylark Holdings Co. Ltd.*	33,906
200	SMC Corp.§	106,039
1,300	SMS Co. Ltd.§	31,545
2,700	Sodick Co. Ltd.§	15,515
16,100	SoftBank Corp.†	185,719
2,200	SoftBank Group Corp.§	86,601
1,100	Sohgo Security Services Co. Ltd.§	29,565
3,160	Sojitz Corp.†	66,056
900	Solasto Corp.§	4,319
1,000	Sompo Holdings, Inc.§	39,688
10,900	Sony Group Corp.§	990,965
1,500	Sotetsu Holdings, Inc.†	25,677
700	Square Enix Holdings Co. Ltd.§	33,636
1,600	Stanley Electric Co. Ltd.†	35,553
1,600	Star Micronics Co. Ltd.	21,815

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Japan (Continued)
800	Starts Corp., Inc.§	$15,388
7,200	Subaru Corp.§	115,246
800	Sugi Holdings Co. Ltd.	34,409
4,500	SUMCO Corp.	67,690
1,100	Sumida Corp.	13,875
700	Sumitomo Bakelite Co. Ltd.§	27,368
10,600	Sumitomo Chemical Co. Ltd.†	35,656
6,900	Sumitomo Corp.§	122,208
900	Sumitomo Densetsu Co. Ltd.	17,391
7,200	Sumitomo Electric Industries Ltd.§	92,508
2,300	Sumitomo Forestry Co. Ltd.	45,506
1,700	Sumitomo Heavy Industries Ltd.§	41,690
2,800	Sumitomo Metal Mining Co. Ltd.§	107,067
3,600	Sumitomo Mitsui Construction Co. Ltd.†	10,438
5,600	Sumitomo Mitsui Financial Group, Inc.†	224,546
1,800	Sumitomo Mitsui Financial Group, Inc., ADR†	14,400
1,300	Sumitomo Mitsui Trust Holdings, Inc.§	44,536
900	Sumitomo Osaka Cement Co. Ltd.†	25,383
3,500	Sumitomo Pharma Co. Ltd.†	21,406
2,900	Sumitomo Realty & Development Co. Ltd.§	65,414
3,700	Sumitomo Rubber Industries Ltd.	33,495
400	Sumitomo Seika Chemicals Co. Ltd.§	13,101
900	Sumitomo Warehouse Co. Ltd.†	14,791
2,600	Sun Frontier Fudousan Co. Ltd.§	25,141
700	Sundrug Co. Ltd.§	19,202
800	Suntory Beverage & Food Ltd.§	29,814
6,300	Suruga Bank Ltd.§	22,071
1,400	Suzuken Co. Ltd.	35,359
2,100	Suzuki Motor Corp.§	76,436
1,300	Sysmex Corp.§	85,342
6,800	Systena Corp.§	14,943
800	T Hasegawa Co. Ltd.†	18,005
2,800	T&D Holdings, Inc.	34,783
700	Tachi-S Co. Ltd.†	6,357
2,200	Tadano Ltd.	17,391
1,800	Taiheiyo Cement Corp.†	33,821
600	Taisei Corp.†	18,550
600	Taisho Pharmaceutical Holdings Co. Ltd.†	24,988
600	Taiyo Holdings Co. Ltd.	11,363
2,000	Taiyo Yuden Co. Ltd.§	67,467
2,000	Takara Bio, Inc.	26,215
2,500	Takara Holdings, Inc.†	19,341
2,100	Takara Standard Co. Ltd.§	23,312
900	Takasago Thermal Engineering Co. Ltd.§	14,335
1,600	Takashimaya Co. Ltd.	23,341
5,200	Takeda Pharmaceutical Co. Ltd.§	170,797
1,200	Takeuchi Manufacturing Co. Ltd.	26,631
700	Takuma Co. Ltd.§	7,033
500	Tamron Co. Ltd.†	11,935
2,100	Tamura Corp.†	13,120
1,200	TBS Holdings, Inc.§	17,270
4,800	TDK Corp.§	172,261
1,300	TechMatrix Corp.†	14,625
1,000	TechnoPro Holdings, Inc.§	27,716

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Japan (Continued)
3,300	Teijin Ltd.§	$34,829
400	Tekken Corp.§	5,461
1,800	Terumo Corp.§	48,594
1,300	THK Co. Ltd.	30,084
2,300	TIS, Inc.§	60,795
200	TKC Corp.†	5,550
3,100	Toagosei Co. Ltd.	28,874
1,500	Tobu Railway Co. Ltd.§	35,886
2,200	Tocalo Co. Ltd.	21,602
3,500	Toda Corp.†	18,278
100	Toei Co. Ltd.§	12,961
600	Toho Co. Ltd.	22,975
1,300	Toho Gas Co. Ltd.†	24,195
1,500	Toho Holdings Co. Ltd.†	26,591
1,400	Toho Titanium Co. Ltd.†	23,370
1,500	Toho Zinc Co. Ltd.†	23,096
3,300	Tohoku Electric Power Co., Inc.§,*	16,399
4,500	Tokai Carbon Co. Ltd.	43,007
1,000	Tokai Corp.§	14,958
1,300	TOKAI Holdings Corp.†	8,565
1,300	Tokai Rika Co. Ltd.†	16,017
4,800	Tokai Tokyo Financial Holdings, Inc.†	13,275
200	Token Corp.§	12,007
9,800	Tokio Marine Holdings, Inc.§	188,956
1,100	Tokuyama Corp.†	17,519
700	Tokyo Century Corp.	23,355
10,300	Tokyo Electric Power Co. Holdings, Inc.§,*	36,761
2,700	Tokyo Electron Ltd.§	330,134
2,400	Tokyo Gas Co. Ltd.§	45,193
1,400	Tokyo Kiraboshi Financial Group, Inc.§	27,841
500	Tokyo Ohka Kogyo Co. Ltd.	29,126
800	Tokyo Seimitsu Co. Ltd.§	31,022
2,000	Tokyo Steel Manufacturing Co. Ltd.†	20,662
4,500	Tokyo Tatemono Co. Ltd.§	54,927
400	Tokyotokeiba Co. Ltd.	12,231
1,700	Tokyu Construction Co. Ltd.§	8,671
3,000	Tokyu Corp.†	39,898
9,700	Tokyu Fudosan Holdings Corp.§	46,569
5,300	TOMONY Holdings, Inc.†	14,170
1,900	Tomy Co. Ltd.§	21,259
1,500	Topcon Corp.§	20,281
1,500	TOPPAN, Inc.§	30,217
1,100	Topre Corp.†	10,229
500	Topy Industries Ltd.§	7,476
10,400	Toray Industries, Inc.§	59,457
1,100	Toridoll Holdings Corp.†	22,597
1,300	Tosei Corp.§	14,464
2,100	Toshiba Corp.§	70,368
500	Toshiba TEC Corp.§	14,793
3,600	Tosoh Corp.§	48,914
1,000	Totetsu Kogyo Co. Ltd.†	20,454
700	TOTO Ltd.§	23,452
1,700	Towa Corp.†	27,056
900	Towa Pharmaceutical Co. Ltd.†	12,880

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Japan (Continued)
3,100	Toyo Construction Co. Ltd.§	$21,442
200	Toyo Gosei Co. Ltd.†	13,730
500	Toyo Ink SC Holdings Co. Ltd.	7,764
1,000	Toyo Seikan Group Holdings Ltd.†	13,805
800	Toyo Suisan Kaisha Ltd.§	33,545
1,100	Toyo Tanso Co. Ltd.	34,209
3,700	Toyo Tire Corp.†	43,252
2,500	Toyobo Co. Ltd.	19,637
1,600	Toyoda Gosei Co. Ltd.§	27,626
700	Toyota Industries Corp.§	38,980
54,500	Toyota Motor Corp.§	775,819
2,000	Toyota Tsusho Corp.§	85,248
600	TPR Co. Ltd.§	6,075
500	Transcosmos, Inc.	11,836
1,200	TRE Holdings Corp.†	12,981
1,200	Trend Micro, Inc.	58,833
800	Tri Chemical Laboratories, Inc.	14,777
1,100	Trusco Nakayama Corp.	18,671
1,600	TS Tech Co. Ltd.§	20,323
1,200	Tsubaki Nakashima Co. Ltd.§	8,698
600	Tsubakimoto Chain Co.§	14,604
1,900	Tsugami Corp.	20,668
1,600	Tsumura & Co.§	31,795
500	Tsuruha Holdings, Inc.§	33,435
700	TV Asahi Holdings Corp.§	7,977
1,000	UACJ Corp.	19,961
2,000	UBE Corp.†	31,050
200	Uchida Yoko Co. Ltd.§	7,436
800	Ulvac, Inc.§	34,891
1,000	Unicharm Corp.§	41,105
800	Unipres Corp.§	5,572
1,100	United Super Markets Holdings, Inc.	9,244
500	Universal Entertainment Corp.*	9,297
2,000	Ushio, Inc.†	25,242
1,900	USS Co. Ltd.§	32,933
600	UT Group Co. Ltd.†,*	11,198
400	V Technology Co. Ltd.§	8,478
1,200	Valor Holdings Co. Ltd.	17,463
1,000	Valqua Ltd.§	26,051
1,400	Vital KSK Holdings, Inc.§	9,452
3,800	VT Holdings Co. Ltd.§	14,565
800	Wacoal Holdings Corp.†	15,026
3,000	Wacom Co. Ltd.†	15,688
1,800	Wakita & Co. Ltd.	16,552
1,600	Warabeya Nichiyo Holdings Co. Ltd.	21,857
800	Welcia Holdings Co. Ltd.	17,118
500	West Holdings Corp.†	12,257
1,200	West Japan Railway Co.§	49,434
300	Workman Co. Ltd.†	12,710
1,000	Xebio Holdings Co. Ltd.§	7,925
1,200	YA-MAN Ltd.†	10,803
500	Yakult Honsha Co. Ltd.§	36,350
9,500	Yamada Holdings Co. Ltd.†	32,675
2,100	Yamaguchi Financial Group, Inc.	12,891

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Japan (Continued)
900	Yamaha Corp.†	$34,737
3,100	Yamaha Motor Co. Ltd.	81,233
1,300	Yamaichi Electronics Co. Ltd.†	19,368
2,100	Yamato Holdings Co. Ltd.§	36,022
900	Yamato Kogyo Co. Ltd.†	36,363
2,100	Yamazaki Baking Co. Ltd.	25,384
1,700	Yamazen Corp.	13,072
400	Yaoko Co. Ltd.†	20,825
1,200	Yaskawa Electric Corp.	52,579
1,200	Yellow Hat Ltd.§	16,522
600	Yodogawa Steel Works Ltd.†	12,342
600	Yokogawa Bridge Holdings Corp.§	9,810
2,000	Yokogawa Electric Corp.§	32,554
2,100	Yokohama Rubber Co. Ltd.	44,441
2,500	Yokorei Co. Ltd.†	18,106
1,500	Yokowo Co. Ltd.†	23,718
1,100	Yonex Co. Ltd.	11,952
1,100	Yoshinoya Holdings Co. Ltd.†	20,183
500	Yuasa Trading Co. Ltd.	14,313
10,500	Z Holdings Corp.†	29,794
700	Zenkoku Hosho Co. Ltd.†	26,400
900	Zensho Holdings Co. Ltd.†	26,671
2,300	Zeon Corp.†	24,358
800	ZERIA Pharmaceutical Co. Ltd.†	13,565
1,000	ZOZO, Inc.†	22,869
		33,789,634
	Netherlands—2.4%
2,261	Aalberts NV§	106,660
3,256	ABN AMRO Bank NV, CVA§,#	51,718
576	Acomo NV§	13,836
76	Adyen NV§,*,#	120,507
14,993	Aegon NV§	64,434
4,173	Aegon NV, Registered	17,944
1,266	Akzo Nobel NV§	98,814
292	Alfen NV†,#,*	23,255
580	AMG Advanced Metallurgical Group NV§	24,741
909	APERAM SA	34,063
1,391	Arcadis NV§	56,955
5,174	ArcelorMittal SA§	156,894
639	ArcelorMittal SA, Registered	19,247
316	ASM International NV§	128,325
2,066	ASML Holding NV§	1,411,687
290	ASML Holding NV, Registered	197,406
2,402	ASR Nederland NV§	95,752
894	Basic-Fit NV†,#,*	35,309
1,051	BE Semiconductor Industries NV§	91,917
1,433	Coca-Cola European Partners PLC§	84,550
988	Corbion NV§	32,398
919	CTP NV#	11,905
691	Flow Traders Ltd.	20,032
2,215	Fugro NV§,*	28,079
1,262	Heijmans NV, CVA	17,331
1,258	Heineken NV§	135,430

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Netherlands (Continued)
561	IMCD NV§	$91,815
16,312	ING Groep NV§	194,065
1,457	InPost SA*	13,345
1,082	JDE Peet's NV§	31,472
11,174	Koninklijke Ahold Delhaize NV§	382,212
7,677	Koninklijke BAM Groep NV§,*	18,264
967	Koninklijke DSM NV§	114,292
36,886	Koninklijke KPN NV§	130,277
5,173	Koninklijke Philips NV	94,596
1,604	Koninklijke Vopak NV§	56,534
198	Nedap NV§	12,467
1,949	NN Group NV§	70,715
2,076	OCI NV§	70,472
4,749	Ordina NV§	30,772
13,723	PostNL NV	24,895
1,526	Prosus NV§,*	119,337
1,606	Randstad NV†	95,341
2,766	SBM Offshore NV§	41,043
2,800	Signify NV§,#	93,361
839	Sligro Food Group NV§	14,344
506	TKH Group NV§	26,389
1,381	TomTom NV†,*	11,351
4,010	Universal Music Group NV	101,369
1,383	Van Lanschot Kempen NV§	42,217
1,561	Wolters Kluwer NV§	196,981
		5,157,115
	New Zealand—0.3%
5,589	a2 Milk Co. Ltd.†,*	21,808
45,960	Air New Zealand Ltd.†,*	22,037
11,612	Arvida Group Ltd.§	6,753
6,411	Auckland International Airport Ltd.§,*	34,901
7,155	Chorus Ltd.§	37,637
5,950	Contact Energy Ltd.§	28,829
1,200	EBOS Group Ltd.§	34,966
2,511	Fisher & Paykel Healthcare Corp. Ltd.§	41,939
9,814	Fletcher Building Ltd.§	26,756
3,759	Freightways Group Ltd.§	22,237
4,910	Genesis Energy Ltd.§	8,523
13,804	Heartland Group Holdings Ltd.†	13,476
7,492	Infratil Ltd.§	43,160
21,719	KMD Brands Ltd.†	14,953
647	Mainfreight Ltd.§	28,377
5,888	Meridian Energy Ltd.§	19,373
12,189	Oceania Healthcare Ltd.§	5,567
1,991	Port of Tauranga Ltd.§	7,794
8,615	Pushpay Holdings Ltd.§,*	7,489
684	Restaurant Brands New Zealand Ltd.	2,880
2,549	Ryman Healthcare Ltd.†	8,376
2,832	Skellerup Holdings Ltd.§	9,273
6,026	SKY Network Television Ltd.§	9,500
18,375	SKYCITY Entertainment Group Ltd.§	27,470
15,590	Spark New Zealand Ltd.§	49,442
4,177	Summerset Group Holdings Ltd.§	22,993

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	New Zealand (Continued)
7,097	Vector Ltd.§	$18,000
5,190	Warehouse Group Ltd.§	6,025
		580,534
	Norway—0.7%
21,108	ABG Sundal Collier Holding ASA§	12,295
2,559	Adevinta ASA§,*	18,147
511	AF Gruppen ASA	7,268
204	Aker ASA, Class A§	13,147
2,757	Aker BP ASA	67,647
4,348	Aker Solutions ASA§	15,896
1,456	Atea ASA§,*	17,800
629	Atlantic Sapphire ASA†,*	341
2,299	Austevoll Seafood ASA§	20,612
11,411	B2Holding ASA§	7,941
438	Bakkafrost P/F	28,394
480	Bonheur ASA§	10,657
2,956	Borr Drilling Ltd.*	22,407
1,580	Borregaard ASA§	26,512
1,681	Bouvet ASA	10,355
1,299	BW Energy Ltd.§,*	3,369
3,354	BW LPG Ltd.§,#	25,233
5,362	BW Offshore Ltd.§	15,224
968	Crayon Group Holding ASA†,#,*	7,979
3,857	DNB Bank ASA§	69,184
12,792	DNO ASA†	12,580
6,672	Elkem ASA§,*,#	22,563
745	Entra ASA§,#	7,219
8,780	Equinor ASA§	249,696
4,440	Europris ASA§,#	30,892
1,012	FLEX LNG Ltd.†	33,356
1,736	Frontline PLC	28,390
1,401	Gjensidige Forsikring ASA†	22,959
2,309	Golden Ocean Group Ltd.	21,796
768	Grieg Seafood ASA§	6,014
3,883	Hafnia Ltd.	22,243
2,715	Hexagon Composites ASA§,*	8,637
4,610	Kahoot! ASA†,*	10,566
391	Kongsberg Gruppen ASA§	15,792
2,342	Leroy Seafood Group ASA§	12,177
2,023	Mowi ASA	37,464
6,935	MPC Container Ships ASA†	11,048
14,484	NEL ASA†,*	19,815
864	Nordic Semiconductor ASA§,*	13,271
7,852	Norsk Hydro ASA§	58,718
23,135	Norwegian Air Shuttle ASA*	23,856
621	Norwegian Energy Co. ASA†,*	20,776
5,186	Odfjell Drilling Ltd.§,*	13,190
864	Odfjell Technology Ltd.§,*	4,365
4,229	Orkla ASA§	30,040
11,538	PGS ASA*	10,769
1,686	Protector Forsikring ASA§	22,389
397	Salmar ASA§	17,327
1,104	Scatec ASA†,#	7,374

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Norway (Continued)
614	Schibsted ASA, Class A§	$10,425
404	Schibsted ASA, Class B§	6,477
6,053	Shelf Drilling Ltd.#,*	14,652
1,083	SpareBank 1 Sorost-Norge	5,173
1,199	SpareBank 1 SR-Bank ASA§	13,883
580	Stolt-Nielsen Ltd.§	18,489
3,149	Storebrand ASA§	24,165
2,103	Subsea 7 SA§	24,929
4,753	Telenor ASA§	55,798
2,114	TGS ASA	37,976
1,776	TOMRA Systems ASA	30,010
1,273	Veidekke ASA§	13,524
2,083	Wallenius Wilhelmsen ASA§	15,100
388	Wilh Wilhelmsen Holding ASA, Class A	9,722
1,163	Yara International ASA§	50,635
		1,526,648
	Portugal—0.2%
3,185	Altri SGPS SA	16,417
136,257	Banco Comercial Portugues SA, Class R	30,227
976	Corticeira Amorim SGPS SA†	10,594
2,841	CTT-Correios de Portugal SA	11,147
1,808	EDP Renovaveis SA§	41,454
18,638	Energias de Portugal SA§	101,560
9,062	Galp Energia SGPS SA	102,817
766	Greenvolt-Energias Renovaveis SA†,*	5,517
1,861	Jeronimo Martins SGPS SA	43,642
5,953	Navigator Co. SA†	21,292
8,146	NOS SGPS SA†	37,248
10,709	Redes Energeticas Nacionais SGPS SA§	31,391
20,529	Sonae SGPS SA	22,403
		475,709
	Singapore—0.8%
4,200	AEM Holdings Ltd.†	10,112
23,500	Capitaland India Trust§	19,292
14,300	Capitaland Investment Ltd.§	39,750
7,300	City Developments Ltd.§	40,549
23,400	ComfortDelGro Corp. Ltd.§	20,797
9,622	DBS Group Holdings Ltd.§	239,128
3,900	DFI Retail Group Holdings Ltd.†	11,840
18,300	First Resources Ltd.§	21,710
23,100	Frencken Group Ltd.	19,800
35,400	Genting Singapore Ltd.§	29,843
132,400	Golden Agri-Resources Ltd.§	28,418
800	Great Eastern Holdings Ltd.§	10,536
11,200	GuocoLand Ltd.§	13,259
2,600	Haw Par Corp. Ltd.§	19,075
3,200	Hong Leong Finance Ltd.§	5,989
7,200	Hongkong Land Holdings Ltd.§	31,709
192,400	Hutchison Port Holdings Trust§	36,115
1,900	iFAST Corp. Ltd.	7,042
1,800	Jardine Cycle & Carriage Ltd.	42,520
7,500	Keppel Corp. Ltd.§	31,788

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Singapore (Continued)
57,577	Keppel Infrastructure Trust†	$22,725
12,300	Nanofilm Technologies International Ltd.	15,029
46,800	NETLINK NBN TRUST§	30,270
8,300	Olam Group Ltd.§	9,850
15,239	Oversea-Chinese Banking Corp. Ltd.§	142,098
25,200	Raffles Medical Group Ltd.§	28,300
14,023	SATS Ltd.*	29,509
10,100	Sembcorp Industries Ltd.§	33,328
442,537	Sembcorp Marine Ltd.*	39,635
19,200	Sheng Siong Group Ltd.§	24,421
12,099	Singapore Airlines Ltd.	52,180
10,200	Singapore Exchange Ltd.§	72,330
32,900	Singapore Post Ltd.§	12,377
9,100	Singapore Technologies Engineering Ltd.§	25,109
25,600	Singapore Telecommunications Ltd.§	47,438
22,000	StarHub Ltd.§	17,182
5,192	Straits Trading Co. Ltd.§	8,672
9,500	UMS Holdings Ltd.§	7,970
7,000	United Overseas Bank Ltd.§	157,070
6,300	UOL Group Ltd.§	32,945
3,500	Venture Corp. Ltd.§	46,621
23,900	Wilmar International Ltd.§	75,847
15,000	Wing Tai Holdings Ltd.	16,801
45,900	Yangzijiang Shipbuilding Holdings Ltd.§	41,579
		1,668,558
	Spain—1.6%
418	Acciona SA§	83,758
4,531	Acerinox SA	46,675
1,778	ACS Actividades de Construccion y Servicios SA	56,656
487	Aena SME SA§,*,#	78,853
1,165	Almirall SA§	10,876
2,432	Amadeus IT Group SA§,*	162,839
4,833	Applus Services SA§	37,717
5,985	Atresmedia Corp. de Medios de Comunicacion SA	22,583
48,215	Banco Bilbao Vizcaya Argentaria SA†	344,459
13,416	Banco Bilbao Vizcaya Argentaria SA, ADR	94,583
66,745	Banco de Sabadell SA†	71,759
91,385	Banco Santander SA	340,428
9,842	Bankinter SA†	55,889
22,060	CaixaBank SA†	85,883
1,374	Cellnex Telecom SA§,*,#	53,484
796	Cia de Distribucion Integral Logista Holdings SA§	19,866
861	CIE Automotive SA	24,781
318	Construcciones y Auxiliar de Ferrocarriles SA§	8,831
562	Corp. ACCIONA Energias Renovables SA	21,802
1,692	Ebro Foods SA†	29,941
986	Elecnor SA§	12,355
4,375	Enagas SA	84,043
7,602	Ence Energia y Celulosa SA†	28,321
2,253	Endesa SA§	48,923
4,660	Ercros SA	22,043
4,201	Faes Farma SA†	14,356
4,152	Ferrovial SA§	122,139

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Spain (Continued)
598	Fluidra SA	$10,544
1,318	Fomento de Construcciones y Contratas SA	12,872
3,465	Gestamp Automocion SA§,#	15,703
4,339	Global Dominion Access SA#	16,993
1,891	Grifols SA†,*	18,710
705	Grupo Catalana Occidente SA	22,248
21,462	Iberdrola SA	267,336
2,164	Indra Sistemas SA†	29,315
6,499	Industria de Diseno Textil SA	218,255
147	Laboratorios Farmaceuticos Rovi SA	6,152
5,075	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros†	5,465
19,051	Mapfre SA	38,432
4,190	Melia Hotels International SA†,*	27,110
847	Naturgy Energy Group SA†	25,495
1,960	Neinor Homes SA#	19,266
145	Pharma Mar SA†	6,958
2,459	Prosegur Cia de Seguridad SA	4,892
3,850	Red Electrica Corp. SA§	67,723
17,883	Repsol SA§	275,279
11,033	Sacyr SA†	35,506
1,856	Solaria Energia y Medio Ambiente SA§,*	33,438
63,209	Telefonica SA§	272,759
3,839	Tubacex SA§,*	10,143
40,719	Unicaja Banco SA†,#	43,764
452	Vidrala SA	49,429
742	Viscofan SA	53,166
		3,570,796
	Sweden—2.1%
984	AAK AB§	17,818
1,552	AcadeMedia AB#	7,716
1,327	AddLife AB, Class B§	12,056
3,120	AddNode Group AB§	37,575
2,288	AddTech AB, Class B§	42,485
1,712	AFRY AB§	30,899
695	Alfa Laval AB§	24,834
1,866	Alimak Group AB†,#	13,297
1,793	Alleima AB*	8,864
510	Alligo AB, Class B§	5,997
4,107	Ambea AB§,#	14,364
556	Annehem Fastigheter AB, Class B§,*	1,019
313	AQ Group AB	11,565
3,735	Arjo AB, Class B§	14,612
3,136	Assa Abloy AB, Class B§	75,295
15,988	Atlas Copco AB, Class A	202,704
9,748	Atlas Copco AB, Class B§	112,083
810	Atrium Ljungberg AB, Class B†	13,234
3,696	Attendo AB§,*,#	10,578
1,217	Avanza Bank Holding AB†	28,649
1,245	Axfood AB§	30,377
1,079	Beijer Alma AB†	21,474
1,530	Beijer Ref AB	26,891
808	Bergman & Beving AB§	9,994
2,259	Betsson AB, Class B§,*	21,477

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Sweden (Continued)
791	Better Collective AS*	$15,328
1,218	Bilia AB, Class A§	15,042
3,167	Billerud AB§	32,528
1,495	BioGaia AB, Class B§	13,217
981	Biotage AB§	12,510
3,089	Boliden AB§	121,493
1,253	Bonava AB, Class B†	2,625
1,482	Bravida Holding AB§,#	16,686
670	Bufab AB§	17,909
1,399	Bure Equity AB§	33,442
3,952	Byggmax Group AB	14,040
1,751	Castellum AB†	20,415
447	Catena AB§	16,569
660	Cellavision AB§	11,785
1,045	Cibus Nordic Real Estate AB†	10,917
855	Clas Ohlson AB, Class B†	6,363
7,868	Cloetta AB, Class B§	16,594
1,370	Coor Service Management Holding AB§,#	8,739
14,402	Corem Property Group AB, Class B†	10,072
2,643	Dios Fastigheter AB§	17,569
2,657	Dometic Group AB†,#	16,208
1,685	Duni AB§,*	15,204
2,823	Dustin Group AB§,*,#	10,298
736	Elanders AB, Class B	11,447
2,954	Electrolux AB, Class B†	35,848
3,376	Electrolux Professional AB, Class B§	17,672
4,884	Elekta AB, Class B†	37,335
5,700	Epiroc AB, Class A†	113,181
3,047	Epiroc AB, Class B§	51,939
689	Essity AB, Class A§	19,883
3,160	Essity AB, Class B†	90,366
549	Evolution AB§,#	73,663
1,567	Fabege AB†	12,060
2,158	Fagerhult AB§	12,891
6,378	Fastighets AB Balder, Class B§,*	26,252
79	Fenix Outdoor International AG§	6,562
3,690	Fortnox AB	25,318
703	GARO AB§	5,187
1,600	Getinge AB, Class B†	39,093
1,494	Granges AB§	14,231
6,857	H & M Hennes & Mauritz AB, Class B	97,909
3,499	Hexagon AB, Class B§	40,264
1,400	Hexatronic Group AB	15,937
3,325	Hexpol AB§	41,286
366	HMS Networks AB§	14,988
3,175	Hoist Finance AB#,*	6,871
833	Holmen AB, Class B†	32,098
690	Hufvudstaden AB, Class A§	9,374
4,766	Husqvarna AB, Class B§	41,414
2,299	Indutrade AB†	48,840
1,465	Instalco AB†	7,067
2,972	International Petroleum Corp.*	28,379
1,692	Intrum AB†	18,280
2,675	Inwido AB§	28,434

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Sweden (Continued)
1,080	JM AB†	$17,945
1,933	Karnov Group AB*	10,119
2,288	Kindred Group PLC, SDR§	25,581
512	KNOW IT AB§	10,197
3,488	Lagercrantz Group AB, Class B	43,715
1,864	Lifco AB, Class B§	40,132
1,567	Lindab International AB§	24,016
981	Loomis AB§	33,580
1,134	Medicover AB, Class B†	18,360
2,179	MEKO AB§	25,978
2,979	Millicom International Cellular SA, SDR*	56,510
302	MIPS AB†	15,245
1,742	Modern Times Group MTG AB, Class B§,*	12,642
510	Momentum Group AB§,*	3,955
1,828	Munters Group AB§,#	16,886
1,021	Mycronic AB§	25,151
2,840	NCAB Group AB†	16,768
1,536	NCC AB, Class B†	13,606
642	Neobo Fastigheter AB†,*	772
648	New Wave Group AB, Class B§	11,108
2,671	Nibe Industrier AB, Class B	30,460
3,170	Nobia AB	5,438
3,940	Nolato AB, Class B§	19,980
1,234	Nordic Waterproofing Holding AB	19,360
1,467	Nordnet AB publ§	24,253
474	Note AB§,*	10,561
1,681	Nyfosa AB	11,702
1,014	OEM International AB, Class B§	8,963
1,353	Orron Energy ab†	1,780
609	Pandox AB§,*	7,616
6,582	Peab AB, Class B§	32,995
1,578	Platzer Fastigheter Holding AB, Class B§	12,256
4,394	Ratos AB, Class B†	13,428
774	Rejlers AB	12,249
5,625	Resurs Holding AB§,#	12,534
528	Saab AB, Class B§	32,111
1,598	Sagax AB, Class B†	36,933
6,434	Samhallsbyggnadsbolaget i Norden AB†	8,821
5,555	Sandvik AB§	118,051
2,495	Scandi Standard AB§,*	12,479
2,471	Scandic Hotels Group AB†,#,*	8,309
609	Sdiptech AB, Class B*	14,162
1,030	Sectra AB, Class B*	16,147
7,132	Securitas AB, Class B†	63,590
5,251	Sinch AB†,#,*	14,193
6,035	Skandinaviska Enskilda Banken AB, Class A§,*	66,558
2,462	Skanska AB, Class B†	37,718
426	SKF AB, Class A§	8,422
2,807	SKF AB, Class B	55,390
1,180	SkiStar AB	14,192
562	Solid Forsakring AB§,*	3,542
4,349	SSAB AB, Class A§	32,073
7,778	SSAB AB, Class B§	55,586
9,462	Stillfront Group AB*	18,289

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Sweden (Continued)
2,352	Svenska Cellulosa AB SCA, Class B†	$30,931
6,847	Svenska Handelsbanken AB, Class A†	59,264
1,170	Sweco AB, Class B§	14,879
3,365	Swedbank AB, Class A†	55,224
987	Swedish Orphan Biovitrum AB§,*	23,004
2,312	Systemair AB	19,400
7,040	Tele2 AB, Class B§	70,136
1,292	Telefonaktiebolaget LM Ericsson, Class A	8,265
26,274	Telefonaktiebolaget LM Ericsson, Class B†	154,345
21,613	Telia Co. AB	54,920
1,057	Thule Group AB†,#	26,052
2,299	Trelleborg AB, Class B§	65,405
353	Troax Group AB§	7,350
700	Viaplay Group AB§,*	17,870
471	Vitec Software Group AB, Class B	24,217
557	Vitrolife AB	11,617
1,877	Volvo AB, Class A†	40,446
14,187	Volvo AB, Class B§	292,622
7,017	Volvo Car AB, Class B†,*	30,703
1,622	Wallenstam AB, Class B†	6,155
2,008	Wihlborgs Fastigheter AB§	15,393
		4,566,084
	Switzerland—5.5%
17,392	ABB Ltd., Registered§	596,408
869	Accelleron Industries AG*	20,612
2,407	Adecco Group AG, Registered§	87,607
2,917	Alcon, Inc.§	206,965
242	Allreal Holding AG, Registered§	40,855
137	ALSO Holding AG, Registered§	27,898
5,154	ams-OSRAM AG§,*	40,268
47	APG SGA SA§	9,125
1,914	Arbonia AG	22,877
24,513	Aryzta AG*	41,626
590	Ascom Holding AG, Registered†	5,213
119	Autoneum Holding AG†,*	17,727
765	Baloise Holding AG, Registered§	119,368
58	Banque Cantonale de Geneve	12,425
443	Banque Cantonale Vaudoise, Registered†	41,790
33	Barry Callebaut AG, Registered§	70,061
247	Basilea Pharmaceutica AG, Registered†,*	13,527
154	Belimo Holding AG, Registered§	74,295
35	Bell Food Group AG, Registered§,*	10,732
276	Bellevue Group AG§	9,962
76	Berner Kantonalbank AG, Registered	19,023
301	BKW AG§	47,311
127	Bossard Holding AG, Registered Class A§	32,034
147	Bucher Industries AG, Registered§	68,730
78	Burckhardt Compression Holding AG§	48,457
137	Burkhalter Holding AG§	13,040
40	Bystronic AG§	28,923
262	Calida Holding AG, Registered§	12,031
456	Cembra Money Bank AG§	35,824
1	Chocoladefabriken Lindt & Spruengli AG, Registered§	118,066

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Switzerland (Continued)
2,284	Cie Financiere Richemont SA, Registered Class A§	$366,127
3,504	Clariant AG, Registered§,*	58,144
205	Coltene Holding AG, Registered§,*	16,138
168	Comet Holding AG, Registered§	46,742
148	COSMO Pharmaceuticals NV†	9,189
8,760	Credit Suisse Group AG, ADR	7,795
6,701	Credit Suisse Group AG, Registered†	6,038
93	Daetwyler Holding AG, Bearer Shares	19,181
761	DKSH Holding AG§	61,310
66	dormakaba Holding AG§	28,268
2,191	Dufry AG, Registered†,*	97,588
1,608	EFG International AG§,*	15,739
36	Emmi AG, Registered§	36,181
69	EMS-Chemie Holding AG, Registered	57,017
338	Flughafen Zurich AG, Registered§,*	62,031
20	Forbo Holding AG, Registered	28,923
860	Galenica AG§,#	72,724
5,107	GAM Holding AG†,*	3,094
266	Geberit AG, Registered§	148,751
1,909	Georg Fischer AG, Registered	148,522
70	Givaudan SA, Registered§	228,102
566	Helvetia Holding AG, Registered§	78,986
136	Hiag Immobilien Holding AG§	11,847
3,415	Holcim AG§,*	220,291
298	Huber & Suhner AG, Registered§	25,565
547	Implenia AG, Registered§	22,921
109	Ina Invest Holding AG§,*	2,144
36	Inficon Holding AG, Registered§	38,997
12	Interroll Holding AG, Registered§	43,106
16	Intershop Holding AG§	11,651
110	Investis Holding SA§	11,897
2,363	Julius Baer Group Ltd.§	161,793
80	Jungfraubahn Holding AG, Registered§,*	11,614
169	Kardex Holding AG, Registered§	36,623
90	Komax Holding AG, Registered§	25,227
507	Kuehne & Nagel International AG, Registered	151,310
580	Landis & Gyr Group AG*	44,555
13	LEM Holding SA, Registered§	27,933
167	Liechtensteinische Landesbank AG	10,715
765	Logitech International SA, Registered	44,445
1,255	Logitech International SA, Registered†	72,865
159	Lonza Group AG, Registered§	95,633
63	Luzerner Kantonalbank AG, Registered§	27,857
103	Medacta Group SA§,#	11,199
636	Medmix AG§,#	13,278
2	Metall Zug AG, Registered Class B§	4,143
1,480	Mobilezone Holding AG, Registered§	24,213
165	Mobimo Holding AG, Registered§	43,002
15,554	Nestle SA, Registered§	1,898,783
116	Novartis AG, ADR†	10,672
10,645	Novartis AG, Registered§	977,263
4,832	OC Oerlikon Corp. AG, Registered§	27,235
136	Orior AG§	12,085
169	Partners Group Holding AG§	159,339

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Switzerland (Continued)
699	PSP Swiss Property AG, Registered§	$79,437
78	Rieter Holding AG, Registered†	8,189
3,948	Roche Holding AG§	1,129,868
158	Roche Holding AG, Bearer Shares†	47,515
1	Romande Energie Holding SA, Registered	1,265
132	Schindler Holding AG, Registered§	27,875
25	Schweiter Technologies AG, Bearer Shares§	18,927
273	Sensirion Holding AG§,*,#	29,928
423	SFS Group AG§	54,954
45	SGS SA, Registered§	98,865
91	Siegfried Holding AG, Registered§,*	67,011
3,372	SIG Group AG†,*	86,749
749	Sika AG, Registered§	210,234
2,142	Softwareone Holding AG§,*	30,426
570	Sonova Holding AG, Registered§	168,084
88	St. Galler Kantonalbank AG, Registered§	47,368
682	Straumann Holding AG, Registered§	102,278
497	Sulzer AG, Registered†	42,129
218	Swatch Group AG, Bearer Shares§	74,958
534	Swatch Group AG, Registered§	33,835
173	Swiss Life Holding AG, Registered§	106,676
1,371	Swiss Prime Site AG, Registered§	114,138
1,686	Swiss Re AG§	173,415
332	Swisscom AG, Registered§	211,837
247	Swissquote Group Holding SA, Registered§	48,433
904	Temenos AG, Registered§	62,925
174	TX Group AG	20,497
276	u-blox Holding AG§,*	38,571
13,089	UBS Group AG, Registered§	276,389
335	Valiant Holding AG, Registered§	35,970
310	VAT Group AG†,#	111,992
23	Vaudoise Assurances Holding SA§	11,394
400	Vetropack Holding AG, Registered§	20,158
540	Vontobel Holding AG, Registered§	35,106
77	VP Bank AG, Class A	8,251
219	VZ Holding AG§	17,959
106	Walliser Kantonalbank, Registered	12,642
6	Warteck Invest AG, Registered§	13,510
59	Ypsomed Holding AG, Registered§	12,426
104	Zehnder Group AG, Registered§	8,491
6	Zug Estates Holding AG, Class B	11,391
2	Zuger Kantonalbank AG, Brearer Shares§	17,139
1,005	Zurich Insurance Group AG§	480,884
		11,979,660
	United Kingdom—9.1%
8,789	3i Group PLC§	183,266
533	4imprint Group PLC§	31,797
2,172	888 Holdings PLC†,*	1,392
22,090	abrdn PLC†	55,632
2,058	Admiral Group PLC§	51,802
3,336	Advanced Medical Solutions Group PLC	9,133
1,488	AG Barr PLC§	9,258
13,183	Airtel Africa PLC§,#	17,336

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	United Kingdom (Continued)
6,044	AJ Bell PLC§	$25,739
12,432	Alliance Pharma PLC†	10,592
10,508	Anglo American PLC§	347,789
2,319	Antofagasta PLC§	45,378
8,120	Ascential PLC*	24,153
8,024	Ashmore Group PLC	23,703
4,663	Ashtead Group PLC§	285,693
355	ASOS PLC†,*	3,619
2,153	Associated British Foods PLC§	51,672
4,772	AstraZeneca PLC§	662,354
1,650	AstraZeneca PLC, ADR	114,527
1,309	Auction Technology Group PLC*	9,913
10,185	Auto Trader Group PLC§,#	77,627
20,017	Aviva PLC§	100,054
835	Avon Rubber PLC§	9,548
11,755	B&M European Value Retail SA§	70,134
13,654	Babcock International Group PLC§	50,442
10,064	BAE Systems PLC	122,006
9,792	Balfour Beatty PLC§	45,000
617	Bank of Georgia Group PLC§	20,921
77,155	Barclays PLC§	139,305
10,368	Barratt Developments PLC§	59,868
2,951	Beazley PLC§	21,758
2,110	Bellway PLC§	57,558
733	Berkeley Group Holdings PLC	38,029
2,271	Bloomsbury Publishing PLC§	12,495
2,945	Bodycote PLC§	23,704
8,370	boohoo Group PLC*	6,177
163,993	BP PLC§	1,038,230
4,933	BP PLC, ADR	187,158
26,910	Breedon Group PLC§	25,393
8,259	British American Tobacco PLC§	289,434
1,462	British American Tobacco PLC, ADR	51,345
4,032	Britvic PLC§	44,426
414	Brooks Macdonald Group PLC	9,452
95,431	BT Group PLC§	171,714
2,054	Bunzl PLC§	77,613
3,793	Burberry Group PLC§	121,367
3,634	Burford Capital Ltd.§	33,820
1,708	Bytes Technology Group PLC§	8,187
11,474	C&C Group PLC§,*	22,280
40,000	Capita PLC§,*	18,067
11,065	Capricorn Energy PLC†,*	31,874
7,460	Card Factory PLC§,*	8,019
510	Carnival PLC*	4,613
37	Cazoo Group Ltd.*	92
21,596	Centamin PLC§	27,711
6,675	Central Asia Metals PLC§	19,533
102,113	Centrica PLC§	133,821
3,018	Chemring Group PLC	10,357
2,609	Chesnara PLC§	9,666
577	Clarkson PLC§	22,034
2,800	Close Brothers Group PLC	31,161
3,114	CMC Markets PLC†,#	6,788

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	United Kingdom (Continued)
33,791	Coats Group PLC§	$30,758
1,369	Coca-Cola HBC AG§,*	37,449
3,725	Compass Group PLC§	93,661
1,286	Computacenter PLC§	34,085
16,130	ConvaTec Group PLC§,#	45,526
1,008	Cranswick PLC§	37,301
4,845	Crest Nicholson Holdings PLC§	13,063
826	Croda International PLC§	66,347
21,706	Currys PLC	15,735
914	CVS Group PLC§	20,962
1,019	DCC PLC§	59,473
2,945	De La Rue PLC*	1,884
10,115	Deliveroo PLC#,*	11,485
5,029	Devro PLC	20,350
6,669	DFS Furniture PLC†	11,193
12,494	Diageo PLC§	557,612
1,115	Diploma PLC§	38,750
20,487	Direct Line Insurance Group PLC§	34,881
1,383	DiscoverIE Group PLC§	13,178
3,416	Domino's Pizza Group PLC§	12,094
7,369	Dr Martens PLC	12,982
8,912	Drax Group PLC§	66,753
22,298	DS Smith PLC§	86,643
2,804	Dunelm Group PLC§	38,330
2,569	easyJet PLC†,*	16,498
5,917	ECORA RESOURCES PLC§	8,639
13,055	Elementis PLC	19,190
1,355	EMIS Group PLC§	25,071
2,131	Energean PLC†	34,330
74,403	EnQuest PLC*	17,068
4,270	Entain PLC§	66,454
7,801	Esken Ltd.*	512
5,759	Essentra PLC§	13,746
3,432	Evraz PLC§,*	—
4,474	Experian PLC§	147,263
1,729	FDM Group Holdings PLC§	15,466
1,804	Ferguson PLC	238,741
5,122	Ferrexpo PLC§	7,443
1,189	Fevertree Drinks PLC	18,837
20,184	Firstgroup PLC†	25,901
4,050	Forterra PLC#	9,934
3,491	Frasers Group PLC§,*	33,554
2,026	Fresnillo PLC	18,645
1,255	Fuller Smith & Turner PLC, Class A§	7,200
2,410	Future PLC§	34,567
2,798	Galliford Try Holdings PLC§	5,960
603	Games Workshop Group PLC§	71,902
1,706	Gamma Communications PLC	22,785
5,050	GB Group PLC	18,726
6,960	Genel Energy PLC§	10,047
2,857	Genuit Group PLC	9,870
100,979	Glencore PLC§	580,842
4,589	Grafton Group PLC§	50,250
14,240	Grainger PLC§	40,975

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	United Kingdom (Continued)
27,394	Greencore Group PLC§	$27,499
1,534	Greggs PLC§	52,651
25,457	GSK PLC§	454,035
9,789	Gulf Keystone Petroleum Ltd.§	17,610
4,549	Gym Group PLC†,#,*	5,173
8,081	Haleon PLC§	32,239
6,271	Halfords Group PLC§	13,525
2,084	Halma PLC§	57,532
4,078	Harbour Energy PLC§	13,846
3,781	Hargreaves Lansdown PLC	37,419
21,097	Hays PLC§	29,078
1,995	Headlam Group PLC§	7,485
3,050	Helical PLC	11,290
7,460	Helios Towers PLC*	9,619
3,074	Henry Boot PLC§	8,456
1,984	Hikma Pharmaceuticals PLC§	41,073
2,154	Hill & Smith PLC§	35,764
2,081	Hilton Food Group PLC§	17,821
3,163	Hiscox Ltd.§	43,354
5,513	Hochschild Mining PLC§	5,740
3,986	Hollywood Bowl Group PLC§	11,459
9,916	Howden Joinery Group PLC§	85,711
61,234	HSBC Holdings PLC§	416,885
5,768	HSBC Holdings PLC, ADR†	196,862
3,532	Hunting PLC§	10,284
4,879	Ibstock PLC§,#	10,372
5,952	IG Group Holdings PLC§	51,404
2,877	IMI PLC§	54,473
910	Impax Asset Management Group PLC§	9,004
6,757	Imperial Brands PLC	155,392
6,373	Inchcape PLC§	61,103
2,984	Indivior PLC*	51,021
6,450	Informa PLC§	55,119
3,740	IntegraFin Holdings PLC§	12,555
917	InterContinental Hotels Group PLC	60,255
196	InterContinental Hotels Group PLC, ADR†	13,054
2,732	Intermediate Capital Group PLC§	41,264
10,061	International Consolidated Airlines Group SA†,*	18,809
10,685	International Distributions Services PLC	29,715
4,161	International Personal Finance PLC§	5,041
1,532	Intertek Group PLC§	76,786
4,925	Investec PLC§	27,400
3,042	iomart Group PLC§	4,673
35,770	IP Group PLC§	24,430
21,591	IQE PLC†	7,218
78,235	ITV PLC	80,234
9,541	IWG PLC§,*	19,433
26,671	J. Sainsbury PLC§	91,844
2,074	J.D. Wetherspoon PLC	18,301
1,083	James Fisher & Sons PLC§	3,878
3,618	James Halstead PLC†	8,178
27,745	JD Sports Fashion PLC§	61,087
1,084	JET2 PLC§	17,591
10,403	John Wood Group PLC*	25,739

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	United Kingdom (Continued)
2,038	Johnson Matthey PLC§	$49,944
7,194	Johnson Service Group PLC	10,882
897	JTC PLC†,#	7,804
8,912	Jupiter Fund Management PLC	14,924
239	Just Eat Takeaway.com NV*,#	4,569
927	Just Eat Takeaway.com NV†,#,*	17,779
30,973	Just Group PLC§	32,807
1,680	Kainos Group PLC§	28,708
1,556	Keller Group PLC§	13,049
11,122	Kier Group PLC	9,376
29,430	Kingfisher PLC	95,092
4,919	Lancashire Holdings Ltd.	33,576
39,847	Legal & General Group PLC§	117,861
1,556	Liontrust Asset Management PLC	19,685
399,205	Lloyds Banking Group PLC	235,509
19,935	Lloyds Banking Group PLC, ADR	46,249
733	London Stock Exchange Group PLC§	71,236
10,707	Lookers PLC	10,870
31,096	M&G PLC§	76,166
29,336	Man Group PLC§	85,393
53,841	Marks & Spencer Group PLC§,*	111,274
1,885	Marshalls PLC§	7,295
18,395	Marston's PLC*	8,162
11,392	ME GROUP INTERNATIONAL PLC§	17,640
3,805	Mears Group PLC§	9,326
8,277	Mediclinic International PLC§	50,799
32,090	Melrose Industries PLC§	66,141
8,089	Mitchells & Butlers PLC§,*	16,413
24,076	Mitie Group PLC§	24,432
150	MJ Gleeson PLC§	799
4,163	Mondi PLC§	65,985
14,223	Moneysupermarket.com Group PLC§	43,714
7,506	Morgan Advanced Materials PLC§	26,264
1,378	Morgan Sindall Group PLC§	28,769
765	Mortgage Advice Bureau Holdings Ltd.§	6,998
1,086	MP Evans Group PLC	11,868
10,029	National Express Group PLC§	15,056
3,975	National Grid PLC§	53,955
2,018	National Grid PLC, ADR†	137,204
14,393	NatWest Group PLC§	47,027
6,115	NatWest Group PLC, ADR†	40,359
5,311	NCC Group PLC§	6,706
731	Next Fifteen Communications Group PLC	7,572
900	Next PLC§	73,138
5,427	Ninety One PLC†	12,426
537	NMC Health PLC§,*	—
1,743	Ocado Group PLC*	11,568
4,680	On the Beach Group PLC§,*,#	8,294
8,824	OSB Group PLC§	52,647
1,080	Oxford Instruments PLC§	33,433
5,545	Pagegroup PLC§	31,216
40,396	Pan African Resources PLC	8,250
5,714	Paragon Banking Group PLC§	36,664
1,213	PayPoint PLC§	6,813

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	United Kingdom (Continued)
4,475	Pearson PLC§	$46,702
41,805	Pendragon PLC*	8,552
3,518	Pennon Group PLC§	38,008
3,146	Persimmon PLC§	48,929
4,723	Petrofac Ltd.†,*	4,601
10,688	Pets at Home Group PLC§	48,663
5,331	Phoenix Group Holdings PLC§	36,013
8,181	Playtech PLC§,*	53,304
1,545	Plus500 Ltd.§	32,274
1,124	Polar Capital Holdings PLC§	6,275
14,328	Premier Foods PLC§	21,565
3,998	Prudential PLC§	54,678
8,123	PureTech Health PLC*	22,235
7,065	QinetiQ Group PLC§	28,330
19,168	Quilter PLC#	19,980
956	Rathbones Group PLC	22,625
12,130	Reach PLC§	11,259
2,368	Reckitt Benckiser Group PLC	179,908
6,125	Redde Northgate PLC§	26,163
6,252	Redrow PLC§	36,860
10,683	RELX PLC§	345,834
610	RELX PLC, ADR	19,788
2,776	Renew Holdings PLC§	23,139
1,514	Renewi PLC§,*	11,369
428	Renishaw PLC§	21,619
11,676	Rentokil Initial PLC§	85,372
17,999	Restaurant Group PLC§,*	9,065
787	RHI Magnesita NV	21,807
1,162	Ricardo PLC§	7,941
8,346	Rightmove PLC§	58,193
13,779	Rio Tinto PLC§	933,873
1,675	Robert Walters PLC	9,299
60,172	Rolls-Royce Holdings PLC§,*	111,133
9,205	Rotork PLC§	35,882
2,851	RS GROUP PLC§	32,241
3,518	RWS Holdings PLC	12,978
4,500	S4 Capital PLC*	9,056
3,036	Sabre Insurance Group PLC§,#	4,234
948	Saga PLC†,*	1,561
3,736	Sage Group PLC§	35,797
2,515	Savills PLC§	30,691
5,215	Schroders PLC§	29,717
5,266	Senior PLC§	10,218
25,172	Serco Group PLC§	47,705
4,307	Serica Energy PLC§	11,801
11,630	Severfield PLC§	8,760
1,189	Severn Trent PLC§	42,232
41,803	Shell PLC§	1,197,058
12,898	Shell PLC, ADR	742,151
9,302	SIG PLC§	4,993
11,912	Sirius Real Estate Ltd.§	11,293
998	Smart Metering Systems PLC§	9,137
4,063	Smith & Nephew PLC§	56,530
2,338	Smiths Group PLC§	49,548

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	United Kingdom (Continued)
1,667	Softcat PLC§	$26,778
1,032	Spectris PLC§	46,597
12,936	Speedy Hire PLC§	5,370
372	Spirax-Sarco Engineering PLC§	54,592
7,170	Spire Healthcare Group PLC§,*,#	18,820
10,386	Spirent Communications PLC§	22,137
3,399	SSE PLC§	75,711
11,406	SSP Group PLC§,*	34,634
2,424	St. James's Place PLC§	36,314
16,441	Standard Chartered PLC§	125,095
4,177	SThree PLC§	21,542
8,653	Synthomer PLC§	12,515
5,495	Tate & Lyle PLC§	53,197
29,846	Taylor Wimpey PLC§	43,965
1,288	TBC Bank Group PLC§	35,603
978	Telecom Plus PLC	22,802
54,674	Tesco PLC§	179,281
5,954	TI Fluid Systems PLC§,#	7,884
16,738	TP ICAP Group PLC	37,191
5,604	Travis Perkins PLC†	66,297
2,958	TT Electronics PLC§	6,841
42,736	Tullow Oil PLC†	16,690
4,191	Tyman PLC§	12,428
8,646	Unilever PLC§	447,160
3,224	United Utilities Group PLC§	42,160
6,783	Vanquis Banking Group PLC§	19,902
5,245	Vesuvius PLC§	26,840
504	Victrex PLC§	9,931
1,057	VIDENDUM PLC	11,542
20,342	Virgin Money U.K. PLC§	36,781
3,721	Vistry Group PLC	35,939
297,684	Vodafone Group PLC§	329,026
6,400	Volution Group PLC	34,061
3,542	Watches of Switzerland Group PLC§,*,#	35,655
5,138	Watkin Jones PLC§	5,647
2,052	Weir Group PLC§	47,081
1,764	WH Smith PLC§	32,607
1,648	Whitbread PLC§	60,875
5,006	Wickes Group PLC§	8,554
3,672	Wincanton PLC§	9,788
6,822	WPP PLC§	80,938
510	XP Power Ltd.§	12,821
930	XPS Pensions Group PLC	1,840
589	Young & Co's Brewery PLC, Class A§	7,453
		19,999,733
	United States—0.0%
1,592	ADTRAN Holdings, Inc.§	25,031

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	United States (Continued)
109	Noble Corp. PLC*	$4,270
		29,301
	TOTAL COMMON STOCKS (Cost $141,140,375)	153,628,394

	Affiliated Investment Company—28.3%
	United States—28.3%
2,920,529	DFA Emerging Markets Core Equity Portfolio, Class I‡‡ (Cost $57,493,289)	61,988,047

		Expiration Date
	Rights—0.0%
	Austria—0.0%
1,417	S Immo AG Right§,*
		08/11/2028	0
279	Strabag Rect.Right*
		08/03/2028	0
	TOTAL RIGHTS (Cost $0)		0

	Preferred Stocks—0.4%

	Germany—0.4%
566	Bayerische Motoren Werke AG, 6.18%§		57,897
608	Dr Ing hc F Porsche AG*		77,815
387	Draegerwerk AG & Co. KGaA, 0.45%§		17,777
1,497	FUCHS PETROLUB SE, 2.75%§		60,944
836	Henkel AG & Co. KGaA, 2.58%§		65,329
949	Jungheinrich AG, 2.11%§		33,095
917	Porsche Automobil Holding SE, 4.84%§		52,628
213	Sartorius AG, 0.37%§		89,401
491	Sixt SE, 4.96%§		39,744
173	STO SE & Co. KGaA, 2.93%§		32,006
2,671	Volkswagen AG, 21.22%§		364,470
			891,106
	Italy—0.0%
1,392	Danieli & C Officine Meccaniche SpA, 1.64%§		27,631
29,205	Telecom Italia SpA, 0.0%§,*		9,432
			37,063
	TOTAL PREFERRED STOCK (Cost $1,071,482)		928,169

7-Day Yield

Short-Term Investments—4.6%
9,986,378	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $9,986,378)††	4.860%	9,986,378

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Value (Note 1)
TOTAL INVESTMENTS, AT VALUE—103.5% (Cost $209,691,524)	226,530,988
Liabilities in Excess of Other Assets—(3.5)%	(7,684,526)
NET ASSETS—100.0%	$218,846,462

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
†	Denotes all or a portion of security on loan. As of March 31, 2023, the market value of the securities on loan was $16,727,513 (Note 1).
††	Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $7,648,677.
§	Fair valued security - Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. As of March 31, 2023, the total value of the fair valued securities was $134,564,765.
*	Non-income producing security
#	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144A of the Securities Act of 1933 at March 31, 2023, amounts to approximately $3,225,515, and represents 1.47% of net assets.
‡‡	Affiliated issuer. Assets with a total aggregate market value of $61,988,047, or 28.3% of net assets, were affiliated with the Fund as of March 31, 2023 (Note 2).
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

At March 31, 2023, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Mutual Funds	28.3%
Banks	5.7%
Oil, Gas and Consumable Fuels	5.4%
Metals and Mining	4.2%
Pharmaceuticals	3.5%
Insurance	2.8%
Machinery	2.8%
Chemicals	2.7%
Food Products	2.1%
Textiles, Apparel and Luxury Goods	2.0%
Automobiles	1.8%
Semiconductors and Semiconductor Equipment	1.8%
Capital Markets	1.7%
Diversified Telecommunication Services	1.6%
Consumer Staples Distribution & Retail	1.5%
Trading Companies and Distributors	1.5%
Real Estate Management and Development	1.4%
Electronic Equipment, Instruments & Components	1.3%
Construction and Engineering	1.2%
Professional Services	1.2%
Hotels, Restaurants & Leisure	1.1%
Household Durables	1.1%
Specialty Retail	1.1%
Automobile Components	1.0%
Health Care Equipment and Supplies	1.0%
Beverages	0.9%
Electric Utilities	0.9%
Electrical Equipment	0.9%
IT Services	0.9%
Aerospace & Defense	0.8%
Building Products	0.8%
Commercial Services & Supplies	0.7%
Ground Transportation	0.7%
Industrial Conglomerates	0.7%
Media	0.7%
Personal Care Products	0.7%
Software	0.7%
Wireless Telecommunication Services	0.7%
Air Freight and Logistics	0.6%
Financial Services	0.6%
Multi-Utilities	0.6%
Broadline Retail	0.5%
Construction Materials	0.5%
Health Care Providers and Services	0.5%
Containers and Packaging	0.4%
Entertainment	0.4%
Independent Power and Renewable Electricity Producers	0.4%
Marine Transportation	0.4%
Biotechnology	0.3%
Energy Equipment and Services	0.3%
Gas Utilities	0.3%
Leisure Equipment and Products	0.3%
Life Sciences Tools and Services	0.3%
Paper and Forest Products	0.3%
Tobacco	0.3%
Transportation Infrastructure	0.3%
Communications Equipment	0.2%
Consumer Finance	0.2%
Household Products	0.2%
Interactive Media & Services	0.2%
Passenger Airlines	0.2%
Technology Hardware, Storage & Peripherals	0.2%
Distributors	0.1%
Diversified Consumer Services	0.1%
Health Care Technology	0.1%
Hotel & Resort REITs	0.1%
Water Utilities	0.1%
Short-Term Investments	4.6%
Total	103.5%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Shares		Value (Note 1)
	Common Stocks—99.3%

	Beverages—2.5%
100,800	Monster Beverage Corp.*	$5,444,208

	Biotechnology—2.6%
57,100	Neurocrine Biosciences, Inc.*	5,779,662

	Broadline Retail—6.0%
126,800	Amazon.com, Inc.*	13,097,172

	Capital Markets—1.6%
66,600	Charles Schwab Corp.	3,488,508

	Chemicals—2.3%
14,000	Linde PLC	4,976,160

	Communications Equipment—2.5%
32,300	Arista Networks, Inc.*	5,421,878

	Financial Services—17.0%
51,400	Fiserv, Inc.*	5,809,742
30,750	FleetCor Technologies, Inc.*	6,483,637
20,500	Mastercard, Inc., Class A	7,449,905
121,700	PayPal Holdings, Inc.*	9,241,898
37,000	Visa, Inc., Class A	8,342,020
		37,327,202
	Health Care Equipment and Supplies—3.4%
148,530	Boston Scientific Corp.*	7,430,956

	Health Care Providers and Services—2.5%
11,625	UnitedHealth Group, Inc.	5,493,859

	Insurance—0.9%
6,650	Aon PLC, Class A	2,096,679

	Interactive Media & Services—5.2%
111,200	Alphabet, Inc., Class A*	11,534,776

	IT Services—8.8%
32,900	Accenture PLC, Class A	9,403,149
33,000	EPAM Systems, Inc.*	9,867,000
		19,270,149
	Pharmaceuticals—2.5%
78,900	AstraZeneca PLC, ADR	5,476,449

	Professional Services—2.5%
24,250	Automatic Data Processing, Inc.	5,398,778

	Semiconductors and Semiconductor Equipment—12.1%
13,300	ASML Holding NV, Registered	9,053,443
37,400	Entegris, Inc.	3,067,174
27,050	NVIDIA Corp.	7,513,678

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment (Continued)
23,200	SolarEdge Technologies, Inc.*	$7,051,640
		26,685,935
	Software—24.8%
25,550	Adobe, Inc.*	9,846,203
42,600	Autodesk, Inc.*	8,867,616
23,800	Intuit, Inc.	10,610,754
87,620	Microsoft Corp.	25,260,846
		54,585,419
	Specialty Retail—2.1%
22,638	Burlington Stores, Inc.*	4,575,140

	TOTAL COMMON STOCKS (Cost $170,132,356)	218,082,930

	TOTAL INVESTMENTS, AT VALUE—99.3% (Cost $170,132,356)	218,082,930
	Other Assets in Excess of Liabilities—0.7%	1,612,608
	NET ASSETS—100.0%	$219,695,538

Notes to the Schedule of Investments:
* Non-income producing security
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

At March 31, 2023, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	48.2%
Financials	19.5%
Health Care	11.0%
Consumer Discretionary	8.0%
Communication Services	5.3%
Consumer Staples	2.5%
Industrials	2.5%
Materials	2.3%
Total	99.3%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Shares		Value (Note 1)
	Common Stocks—96.8%

	Aerospace & Defense—0.5%
74,761	Kratos Defense & Security Solutions, Inc.*	$1,007,778

	Automobile Components—4.0%
37,286	BorgWarner, Inc.	1,831,116
159,359	Dana, Inc.	2,398,353
90,179	Modine Manufacturing Co.*	2,078,626
97,459	Stoneridge, Inc.*	1,822,483
		8,130,578
	Banks—3.3%
99,338	Bancorp, Inc.*	2,766,563
95,543	First BanCorp	1,091,101
18,265	Pinnacle Financial Partners, Inc.	1,007,497
17,860	Popular, Inc.	1,025,343
10,084	Wintrust Financial Corp.	735,628
		6,626,132
	Biotechnology—2.9%
30,821	ACADIA Pharmaceuticals, Inc.*	580,051
14,563	BioMarin Pharmaceutical, Inc.*	1,416,106
23,171	Exact Sciences Corp.*	1,571,226
10,716	Incyte Corp.*	774,446
8,716	Natera, Inc.*	483,912
4,444	United Therapeutics Corp.*	995,278
		5,821,019
	Building Products—4.0%
26,196	AZEK Co., Inc.*	616,654
45,508	Builders FirstSource, Inc.*	4,040,200
96,940	Caesarstone Ltd.	400,362
11,580	Masonite International Corp.*	1,051,117
38,039	Trex Co., Inc.*	1,851,358
		7,959,691
	Capital Markets—2.3%
38,171	Carlyle Group, Inc.	1,185,592
11,540	Evercore, Inc., Class A	1,331,485
16,019	Raymond James Financial, Inc.	1,494,092
21,846	TPG, Inc.	640,743
		4,651,912
	Chemicals—2.9%
11,055	Albemarle Corp.	2,443,597
19,784	FMC Corp.	2,416,220
44,568	Livent Corp.*	968,017
		5,827,834
	Commercial Services & Supplies—0.4%
108,641	Interface, Inc.	882,165

	Construction and Engineering—4.0%
14,320	AECOM	1,207,462

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Construction and Engineering (Continued)
43,668	Granite Construction, Inc.	$1,793,881
24,965	MasTec, Inc.*	2,357,695
15,846	Quanta Services, Inc.	2,640,578
		7,999,616
	Construction Materials—2.4%
18,330	Eagle Materials, Inc.	2,689,928
74,825	Summit Materials, Inc., Class A*	2,131,764
		4,821,692
	Consumer Finance—0.3%
37,519	Green Dot Corp., Class A*	644,576

	Containers and Packaging—0.4%
100,630	Pactiv Evergreen, Inc.	805,040

	Diversified Consumer Services—1.3%
102,019	2U, Inc.*	698,830
144,920	Perdoceo Education Corp.*	1,946,276
		2,645,106
	Diversified Telecommunication Services—0.6%
17,583	Cogent Communications Holdings, Inc.	1,120,389

	Electrical Equipment—3.4%
174,157	Array Technologies, Inc.*	3,810,555
11,483	EnerSys	997,643
41,226	Shoals Technologies Group, Inc., Class A*	939,540
69,009	Vertiv Holdings Co.	987,519
		6,735,257
	Electronic Equipment, Instruments & Components—5.6%
6,588	Belden, Inc.	571,641
42,475	Coherent Corp.*	1,617,448
11,746	Fabrinet*	1,394,955
106,247	Flex Ltd.*	2,444,743
40,792	Jabil, Inc.	3,596,223
21,648	Ouster, Inc.†, *	181,132
9,099	Rogers Corp.*	1,487,050
		11,293,192
	Financial Services—1.4%
46,847	NMI Holdings, Inc., Class A*	1,046,094
126,090	Paymentus Holdings, Inc., Class A*	1,117,157
3,438	WEX, Inc.*	632,214
		2,795,465
	Ground Transportation—2.1%
35,006	Knight-Swift Transportation Holdings, Inc.	1,980,640
28,260	RXO, Inc.*	555,026

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Ground Transportation (Continued)
51,069	XPO, Inc.*	$1,629,101
		4,164,767
	Health Care Equipment and Supplies—6.1%
4,091	Align Technology, Inc.*	1,366,967
54,906	AngioDynamics, Inc.*	567,728
7,476	Cooper Cos., Inc.	2,791,239
15,648	Hologic, Inc.*	1,262,793
8,808	Insulet Corp.*	2,809,400
9,269	Merit Medical Systems, Inc.*	685,442
16,333	Novocure Ltd.*	982,267
22,980	Tandem Diabetes Care, Inc.*	933,218
49,410	Varex Imaging Corp.*	898,768
		12,297,822
	Hotels, Restaurants & Leisure—4.3%
26,674	Boyd Gaming Corp.	1,710,337
57,576	Caesars Entertainment, Inc.*	2,810,284
50,287	Cheesecake Factory, Inc.†	1,762,559
30,307	Planet Fitness, Inc., Class A*	2,353,945
		8,637,125
	Industrial REITs—0.4%
25,696	STAG Industrial, Inc.	869,039

	Insurance—1.9%
5,007	Everest Re Group Ltd.	1,792,606
23,700	Trupanion, Inc.†, *	1,016,493
16,785	WR Berkley Corp.	1,045,034
		3,854,133
	Interactive Media & Services—0.3%
22,751	ZoomInfo Technologies, Inc.*	562,177

	IT Services—0.9%
33,663	Grid Dynamics Holdings, Inc.*	385,778
3,080	MongoDB, Inc.*	718,009
8,115	Okta, Inc.*	699,838
		1,803,625
	Leisure Products—1.0%
111,539	Mattel, Inc.*	2,053,433

	Life Sciences Tools and Services—1.6%
22,707	Avantor, Inc.*	480,026
4,258	Charles River Laboratories International, Inc.*	859,350
19,430	QIAGEN NV*	892,420
52,109	Sotera Health Co.*	933,272
		3,165,068
	Machinery—1.4%
40,210	CIRCOR International, Inc.*	1,251,335
10,157	Stanley Black & Decker, Inc.	818,451

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Machinery (Continued)
32,829	Symbotic, Inc.†, *	$749,815
		2,819,601
	Marine Transportation—0.7%
18,969	Kirby Corp.*	1,322,139

	Media—1.4%
49,786	Cardlytics, Inc.†, *	169,024
112,336	Integral Ad Science Holding Corp.*	1,603,035
105,186	Magnite, Inc.*	974,022
		2,746,081
	Metals and Mining—4.0%
101,588	ATI, Inc.*	4,008,662
59,103	Carpenter Technology Corp.	2,645,450
21,400	MP Materials Corp.*	603,266
22,756	Sigma Lithium Corp.†, *	856,081
		8,113,459
	Oil, Gas and Consumable Fuels—3.5%
28,452	Devon Energy Corp.	1,439,956
119,519	Navigator Holdings Ltd.*	1,673,266
213,569	Permian Resources Corp.	2,242,474
61,161	SM Energy Co.	1,722,294
		7,077,990
	Passenger Airlines—3.1%
35,223	Alaska Air Group, Inc.*	1,477,957
280,621	Azul SA, ADR†, *	2,006,440
221,853	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	2,759,851
		6,244,248
	Pharmaceuticals—1.8%
28,906	Amphastar Pharmaceuticals, Inc.*	1,083,975
33,331	Pacira BioSciences, Inc.*	1,360,238
31,513	Supernus Pharmaceuticals, Inc.*	1,141,716
		3,585,929
	Professional Services—3.9%
5,608	Equifax, Inc.	1,137,527
29,237	Genpact Ltd.	1,351,334
56,651	KBR, Inc.	3,118,638
9,103	SS&C Technologies Holdings, Inc.	514,046
16,282	TransUnion	1,011,763
68,252	Upwork, Inc.*	772,613
		7,905,921
	Residential REITs—0.3%
40,505	Independence Realty Trust, Inc.	649,295

	Retail REITs—0.7%
33,683	NETSTREIT Corp.	615,725

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Retail REITs (Continued)
61,533	SITE Centers Corp.	$755,625
		1,371,350
	Semiconductors and Semiconductor Equipment—9.1%
8,195	Ambarella, Inc.*	634,457
34,824	MACOM Technology Solutions Holdings, Inc.*	2,466,932
36,677	MaxLinear, Inc.*	1,291,397
6,920	MKS Instruments, Inc.	613,250
3,803	Monolithic Power Systems, Inc.	1,903,554
22,170	Qorvo, Inc.*	2,251,807
37,000	Semtech Corp.*	893,180
15,365	SiTime Corp.*	2,185,364
23,005	Ultra Clean Holdings, Inc.*	762,846
14,916	Universal Display Corp.	2,313,919
45,027	Wolfspeed, Inc.†, *	2,924,504
		18,241,210
	Software—2.0%
12,221	CommVault Systems, Inc.*	693,420
16,841	Envestnet, Inc.*	988,061
1,997	HubSpot, Inc.*	856,214
5,884	Workiva, Inc.*	602,580
82,882	Zuora, Inc., Class A*	818,874
		3,959,149
	Specialty Retail—2.7%
6,162	Advance Auto Parts, Inc.	749,361
30,465	Chewy, Inc., Class A†, *	1,138,782
11,513	Floor & Decor Holdings, Inc., Class A*	1,130,807
36,834	Lands' End, Inc.*	358,026
124,105	Leslie's, Inc.*	1,366,396
21,712	Victoria's Secret & Co.*	741,465
		5,484,837
	Technology Hardware, Storage & Peripherals—0.2%
26,675	Stratasys Ltd.*	440,938

	Trading Companies and Distributors—3.7%
32,983	Beacon Roofing Supply, Inc.*	1,941,050
77,398	FTAI Aviation Ltd.	2,164,048
334,313	MRC Global, Inc.*	3,249,522
		7,354,620
	TOTAL COMMON STOCKS (Cost $158,412,302)	194,491,398

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

		7-Day Yield
	Short-Term Investments—2.2%

$4,433,954	State Street Navigator Securities Lending Government Money Market Portfolio (Cost$4,433,954)††	4.860%	4,433,954
	TOTAL INVESTMENTS, AT VALUE—99.0% (Cost $162,846,256)		198,925,352
	Other Assets in Excess of Liabilities—1.0%		1,985,093
	NET ASSETS—100.0%		$200,910,445

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
* Non-income producing security
† Denotes all or a portion of security on loan. As of March 31, 2023, the market value of the securities on loan was $5,005,432 (Note 1).
†† Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $674,616.
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

At March 31, 2023, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Industrials	27.1%
Information Technology	17.8%
Consumer Discretionary	13.4%
Health Care	12.4%
Materials	9.7%
Financials	9.2%
Energy	3.5%
Communication Services	2.2%
Real Estate	1.4%
Short-Term Investments	2.3%
Total	99.0%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Shares		Value (Note 1)
	Common Stocks—96.9%

	Aerospace & Defense—0.3%
600	Huntington Ingalls Industries, Inc.	$124,212
3,900	Textron, Inc.	275,457
		399,669
	Air Freight and Logistics—2.5%
1,700	C.H. Robinson Worldwide, Inc.	168,929
2,300	Expeditors International of Washington, Inc.	253,276
3,600	FedEx Corp.	822,564
10,500	United Parcel Service, Inc., Class B	2,036,895
		3,281,664
	Automobile Components—0.2%
3,400	BorgWarner, Inc.	166,974
800	Lear Corp.	111,592
		278,566
	Automobiles—1.3%
69,300	Ford Motor Co.	873,180
20,400	General Motors Co.	748,272
2,100	Harley-Davidson, Inc.	79,737
		1,701,189
	Banks—8.7%
117,700	Bank of America Corp.	3,366,220
1,000	BOK Financial Corp.	84,410
13,800	Citigroup, Inc.	647,082
1,625	Commerce Bancshares, Inc.	94,819
2,000	East West Bancorp, Inc.	111,000
9,900	Fifth Third Bancorp	263,736
20,700	Huntington Bancshares, Inc.	231,840
42,200	JPMorgan Chase & Co.	5,499,082
5,800	PNC Financial Services Group, Inc.	737,180
1,300	Prosperity Bancshares, Inc.	79,976
13,400	Regions Financial Corp.	248,704
		11,364,049
	Beverages—0.1%
2,899	Molson Coors Beverage Co., Class B	149,820

	Biotechnology—6.6%
25,400	AbbVie, Inc.	4,047,998
7,700	Amgen, Inc.	1,861,475
1,500	Biogen, Inc.*	417,045
18,000	Gilead Sciences, Inc.	1,493,460
5,500	Moderna, Inc.*	844,690
		8,664,668
	Broadline Retail—0.0%
3,500	Macy's, Inc.	61,215

	Building Products—1.0%
2,100	Builders FirstSource, Inc.*	186,438

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Building Products (Continued)
700	Carlisle Cos., Inc.	$158,249
10,478	Carrier Global Corp.	479,369
1,800	Fortune Brands Innovations, Inc.	105,714
4,600	Masco Corp.	228,712
1,800	Owens Corning	172,440
		1,330,922
	Capital Markets—4.6%
1,600	Ameriprise Financial, Inc.	490,400
12,100	Bank of New York Mellon Corp.	549,824
4,900	Goldman Sachs Group, Inc.	1,602,839
6,500	Invesco Ltd.	106,600
3,600	Jefferies Financial Group, Inc.	114,264
24,300	Morgan Stanley	2,133,540
2,800	Northern Trust Corp.	246,764
2,100	SEI Investments Co.	120,855
5,000	State Street Corp.	378,450
3,100	T. Rowe Price Group, Inc.	349,990
		6,093,526
	Chemicals—1.5%
800	Albemarle Corp.	176,832
2,700	CF Industries Holdings, Inc.	195,723
9,800	Dow, Inc.	537,236
1,600	Eastman Chemical Co.	134,944
1,500	FMC Corp.	183,195
1,300	Huntsman Corp.	35,568
4,685	LyondellBasell Industries NV, Class A	439,875
2,400	Mosaic Co.	110,112
1,950	Olin Corp.	108,225
		1,921,710
	Communications Equipment—2.4%
59,100	Cisco Systems, Inc.	3,089,452

	Consumer Finance—1.9%
10,600	American Express Co.	1,748,470
1,500	Capital One Financial Corp.	144,240
3,900	Discover Financial Services	385,476
6,300	Synchrony Financial	183,204
		2,461,390
	Consumer Staples Distribution & Retail—0.7%
10,200	Kroger Co.	503,574
11,600	Walgreens Boots Alliance, Inc.	401,128
		904,702
	Containers and Packaging—0.8%
27,800	Amcor PLC	316,364
1,700	Berry Global Group, Inc.	100,130
2,300	Crown Holdings, Inc.	190,233
4,400	Graphic Packaging Holding Co.	112,156
1,600	Packaging Corp. of America	222,128

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Containers and Packaging (Continued)
1,300	Sonoco Products Co.	$79,300
		1,020,311
	Distributors—0.2%
5,400	LKQ Corp.	306,504

	Diversified Consumer Services—0.2%
3,100	Service Corp. International	213,218

	Diversified Telecommunication Services—1.6%
102,400	AT&T, Inc.	1,971,200
3,500	Frontier Communications Parent, Inc.*	79,695
		2,050,895
	Electric Utilities—2.6%
3,300	Alliant Energy Corp.	176,220
10,700	Duke Energy Corp.	1,032,229
4,900	Edison International	345,891
3,200	Evergy, Inc.	195,584
4,400	Eversource Energy	344,344
17,300	Exelon Corp.	724,697
2,852	OGE Energy Corp.	107,406
1,649	Pinnacle West Capital Corp.	130,667
10,600	PPL Corp.	294,574
		3,351,612
	Electrical Equipment—0.1%
300	Regal Rexnord Corp.	42,219
2,200	Sensata Technologies Holding PLC	110,044
		152,263
	Electronic Equipment, Instruments & Components—0.7%
1,300	Arrow Electronics, Inc.*	162,331
12,200	Corning, Inc.	430,416
2,600	Jabil, Inc.	229,216
1,300	TD SYNNEX Corp.	125,827
		947,790
	Energy Equipment and Services—0.0%
1,600	NOV, Inc.	29,616

	Financial Services—1.2%
5,900	Equitable Holdings, Inc.	149,801
7,244	Fiserv, Inc.*	818,789
1,000	FleetCor Technologies, Inc.*	210,850
1,900	Global Payments, Inc.	199,956
1,900	Voya Financial, Inc.	135,774
		1,515,170
	Food Products—1.7%
9,800	Archer-Daniels-Midland Co.	780,668
6,851	Conagra Brands, Inc.	257,324
2,300	Darling Ingredients, Inc.*	134,320
900	Ingredion, Inc.	91,557

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Food Products (Continued)
4,400	Kellogg Co.	$294,624
17,600	Kraft Heinz Co.	680,592
		2,239,085
	Gas Utilities—0.1%
1,000	National Fuel Gas Co.	57,740
3,000	UGI Corp.	104,280
		162,020
	Ground Transportation—0.6%
300	Avis Budget Group, Inc.*	58,440
14,600	CSX Corp.	437,124
2,200	Knight-Swift Transportation Holdings, Inc.	124,476
500	Landstar System, Inc.	89,630
300	U-Haul Holding Co.†	17,895
2,500	U-Haul Holding Co.	129,625
		857,190
	Health Care Equipment and Supplies—0.2%
3,200	Hologic, Inc.*	258,240

	Health Care Providers and Services—7.0%
3,600	AmerisourceBergen Corp.	576,396
3,762	Cardinal Health, Inc.	284,031
4,600	Cigna Group	1,175,438
18,310	CVS Health Corp.	1,360,616
600	DaVita, Inc.*	48,666
4,400	Elevance Health, Inc.	2,023,164
5,900	HCA Healthcare, Inc.	1,555,712
1,800	Henry Schein, Inc.*	146,772
1,600	Laboratory Corp. of America Holdings	367,072
2,800	McKesson Corp.	996,940
400	Molina Healthcare, Inc.*	106,996
2,300	Quest Diagnostics, Inc.	325,404
1,400	Universal Health Services, Inc., Class B	177,940
		9,145,147
	Hotels, Restaurants & Leisure—0.1%
1,449	Boyd Gaming Corp.	92,910

	Household Durables—1.4%
6,400	DR Horton, Inc.	625,216
4,600	Lennar Corp., Class A	483,506
50	NVR, Inc.*	278,610
4,600	PulteGroup, Inc.	268,088
800	Toll Brothers, Inc.	48,024
200	TopBuild Corp.*	41,628

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Household Durables (Continued)
1,000	Whirlpool Corp.	$132,020
		1,877,092
	Independent Power and Renewable Electricity Producers—0.1%
5,900	Vistra Corp.	141,600

	Insurance—6.0%
9,500	Aflac, Inc.	612,940
4,100	Allstate Corp.	454,321
1,000	American Financial Group, Inc.	121,500
5,200	American International Group, Inc.	261,872
5,400	Arch Capital Group Ltd.*	366,498
6,200	Chubb Ltd.	1,203,916
2,200	Cincinnati Financial Corp.	246,576
600	Everest Re Group Ltd.	214,812
3,900	Fidelity National Financial, Inc.	136,227
1,500	First American Financial Corp.	83,490
1,100	Globe Life, Inc.	121,022
4,900	Hartford Financial Services Group, Inc.	341,481
3,600	Loews Corp.	208,872
160	Markel Corp.*	204,386
12,400	MetLife, Inc.	718,456
4,400	Old Republic International Corp.	109,868
3,600	Principal Financial Group, Inc.	267,552
5,400	Prudential Financial, Inc.	446,796
900	Reinsurance Group of America, Inc.	119,484
600	RenaissanceRe Holdings Ltd.	120,204
6,400	Travelers Cos., Inc.	1,097,024
2,900	Unum Group	114,724
3,850	WR Berkley Corp.	239,701
		7,811,722
	IT Services—1.3%
2,000	Cognizant Technology Solutions Corp., Class A	121,860
3,300	DXC Technology Co.*	84,348
11,600	International Business Machines Corp.	1,520,644
		1,726,852
	Leisure Equipment and Products—0.1%
1,300	Brunswick Corp.	106,600
800	Polaris, Inc.	88,504
		195,104
	Life Sciences Tools and Services—0.1%
400	Bio-Rad Laboratories, Inc., Class A*	191,608

	Machinery—3.1%
1,050	AGCO Corp.	141,960
3,700	Caterpillar, Inc.	846,708
2,000	Cummins, Inc.	477,760
2,100	Deere & Co.	867,048
1,700	Dover Corp.	258,298
800	Oshkosh Corp.	66,544
7,422	PACCAR, Inc.	543,290

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Machinery (Continued)
1,800	Parker-Hannifin Corp.	$604,998
2,400	Pentair PLC	132,648
800	Snap-on, Inc.	197,512
		4,136,766
	Media—2.5%
63,200	Comcast Corp., Class A	2,395,912
5,900	Fox Corp., Class A	200,895
5,600	Interpublic Group of Cos., Inc.	208,544
500	Nexstar Media Group, Inc.	86,330
3,600	Omnicom Group, Inc.	339,624
		3,231,305
	Metals and Mining—1.8%
19,887	Freeport-McMoRan, Inc.	813,577
5,200	Nucor Corp.	803,244
1,000	Reliance Steel & Aluminum Co.	256,740
3,600	Steel Dynamics, Inc.	407,016
3,400	United States Steel Corp.	88,740
		2,369,317
	Multi-Utilities—1.1%
4,500	CenterPoint Energy, Inc.	132,570
9,300	Public Service Enterprise Group, Inc.	580,785
4,500	Sempra Energy	680,220
		1,393,575
	Oil, Gas and Consumable Fuels—11.5%
4,600	APA Corp.	165,876
13,567	Chevron Corp.	2,213,592
17,900	ConocoPhillips	1,775,859
9,400	Devon Energy Corp.	475,734
10,300	EOG Resources, Inc.	1,180,689
55,100	Exxon Mobil Corp.	6,042,266
32,300	Kinder Morgan, Inc.	565,573
10,035	Marathon Oil Corp.	240,438
1,800	Marathon Petroleum Corp.	242,694
13,100	Occidental Petroleum Corp.	817,833
5,700	ONEOK, Inc.	362,178
1,300	PDC Energy, Inc.	83,434
3,400	Range Resources Corp.	89,998
5,700	Valero Energy Corp.	795,720
		15,051,884
	Pharmaceuticals—6.7%
30,600	Bristol-Myers Squibb Co.	2,120,886
31,400	Merck & Co., Inc.	3,340,646
80,700	Pfizer, Inc.	3,292,560
		8,754,092
	Professional Services—0.3%
300	CACI International, Inc., Class A*	88,884
700	Concentrix Corp.	85,085
1,999	Leidos Holdings, Inc.	184,028

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Professional Services (Continued)
800	Robert Half International, Inc.	$64,456
		422,453
	Real Estate Management and Development—0.3%
4,562	CBRE Group, Inc., Class A*	332,159
800	Jones Lang LaSalle, Inc.*	116,392
		448,551
	Semiconductors and Semiconductor Equipment—5.0%
12,100	Applied Materials, Inc.	1,486,243
1,800	KLA Corp.	718,506
2,000	Lam Research Corp.	1,060,240
15,700	Micron Technology, Inc.	947,338
16,100	QUALCOMM, Inc.	2,054,038
2,300	Skyworks Solutions, Inc.	271,354
		6,537,719
	Specialty Retail—2.6%
1,300	AutoNation, Inc.*	174,668
3,200	Bath & Body Works, Inc.	117,056
3,200	Best Buy Co., Inc.	250,464
12,900	Lowe's Cos., Inc.	2,579,613
1,100	Penske Automotive Group, Inc.	155,991
900	Williams-Sonoma, Inc.	109,494
		3,387,286
	Technology Hardware, Storage & Peripherals—1.0%
3,300	Dell Technologies, Inc., Class C	132,693
22,900	Hewlett Packard Enterprise Co.	364,797
22,900	HP, Inc.	672,115
2,800	NetApp, Inc.	178,780
		1,348,385
	Textiles, Apparel and Luxury Goods—0.3%
1,800	Capri Holdings Ltd.*	84,600
1,400	Levi Strauss & Co., Class A	25,522
549	Ralph Lauren Corp.	64,052
1,900	Skechers USA, Inc., Class A*	90,288
3,400	Tapestry, Inc.	146,574
		411,036
	Tobacco—2.5%
25,200	Altria Group, Inc.	1,124,424

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

Shares		Value (Note 1)
	Tobacco (Continued)
21,600	Philip Morris International, Inc.	$2,100,600
		3,225,024
	Trading Companies and Distributors—0.3%
1,000	United Rentals, Inc.	395,760

	TOTAL COMMON STOCKS (Cost $109,324,561)	127,101,644

	Exchange-Traded Fund—2.5%
21,710	iShares Russell 1000 Value ETF	3,305,564

	TOTAL INVESTMENTS, AT VALUE—99.4% (Cost $112,654,003)	130,407,208
	Other Assets in Excess of Liabilities—0.6%	788,250
	NET ASSETS—100.0%	$131,195,458

Notes to the Schedule of Investments:
*	Non-income producing security
†	Denotes all or a portion of security on loan. As of March 31, 2023, the market value of the securities on loan was $15,211 (Note 1)

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2023

At March 31, 2023, industry sector diversification of the M Large Cap Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	24.8%
Health Care	20.6%
Energy	11.5%
Information Technology	10.4%
Industrials	8.4%
Consumer Discretionary	6.5%
Consumer Staples	5.0%
Materials	4.0%
Communication Services	4.0%
Utilities	3.9%
Real Estate	0.3%
Total	99.4%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2023, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is a separate mutual fund.

1.	Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System “NASDAQ”) are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 0.5%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less). Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the fair value hierarchy.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments;

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

•	Level 2 — quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of March 31, 2023, the M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund, had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The following is a summary of the inputs used as of March 31, 2023 in valuing the M International Equity Fund investments:

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$371,427	$9,824,536	$—	$10,195,963
Austria	—	746,373	—	746,373
Belgium	34,890	1,712,692	—	1,747,582
Canada	16,686,340	—	—	16,686,340
China	—	12,345	—	12,345
Denmark	—	4,163,497	—	4,163,497
Finland	104,838	2,092,001	—	2,196,839
France	42,311	13,780,240	—	13,822,551
Germany	46,031	10,556,551	—	10,602,582
Hong Kong	—	3,659,636	—	3,659,636
Ireland	206,990	857,936	—	1,064,926
Israel	153,409	1,285,946	—	1,439,355
Italy	93,306	3,853,327	—	3,946,633
Japan	14,400	33,775,234	—	33,789,634
Netherlands	400,892	4,756,223	—	5,157,115
New Zealand	—	580,534	—	580,534
Norway	50,797	1,475,851	—	1,526,648
Portugal	—	475,709	—	475,709
Singapore	—	1,668,558	—	1,668,558
Spain	94,583	3,476,213	—	3,570,796
Sweden	772	4,565,312	—	4,566,084
Switzerland	91,332	11,888,328	—	11,979,660
United Kingdom	1,599,480	18,400,253	0	19,999,733
United States	—	29,301	—	29,301
Total Common Stocks	19,991,798	133,636,596	0	153,628,394
Affiliated Investment Company
United States	61,988,047	—	—	61,988,047
Rights
Austria	—	0	0	0
Total Rights	—	0	0	0
Preferred Stocks
Germany	—	891,106	—	891,106
Italy	—	37,063	—	37,063
Total Preferred Stock	—	928,169	—	928,169
Short-Term Investments	—	9,986,378	—	9,986,378
Total Investments, at Value	81,979,845	144,551,143	0	226,530,988
Total	$81,979,845	$144,551,143	$0	$226,530,988

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

At March 31, 2023, Level 2 Common Stocks were priced using a fair value factor applied to quoted market prices.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value for the M International Equity Fund:

Investments in Securities	Balance as of December 31, 2022	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3*	Transfers out of Level 3	Balance as of March 31, 2023	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 3/31/23 for the period ended 3/31/23
Common Stocks	$-	$-	$-	$-	$-	$-	$-	$-	$-
Rights	-	-	-	-	-	-	-	-	-
Total	$-	$-	$-	$-	$-	$-	$-	$-	$-

* The Fund(s) recognize transfers between the levels as of the beginning of the period.

During the period ended March 31, 2023, financial assets with a combined market value of $0 held by M International Equity Fund transferred from Level 1 to Level 3.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds’ securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) and non-cash (U.S. Treasuries and Agencies) as collateral against the loaned securities. Cash collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102% or 105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102% or 105%.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund’s securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

As of March 31, 2023, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$16,727,513	$17,635,055
M Capital Appreciation Fund	5,005,432	5,108,569
M Large Cap Value Fund	15,048	15,416

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

2. Tax Information

As of March 31, 2023, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$201,861,630	$29,926,429	$(15,243,449)	$14,682,980
M Large Cap Growth Fund	170,132,356	55,869,917	(7,919,343)	47,950,574
M Capital Appreciation Fund	164,132,878	55,273,465	(20,480,991)	34,792,474
M Large Cap Value Fund	113,141,340	20,924,235	(3,658,367)	17,265,868

The Funds did not have any unrecognized tax benefits as of March 31, 2023, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended March 31, 2023, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2020 through December 2022. No examination of any of the Funds' tax filings is currently in progress.